    As filed with the Securities and Exchange Commission on January 28, 2000

                               File No. 333-45431
                               File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /  X  /
                                                                  -----

         Pre-Effective Amendment No.                             /     /
                                                                  -----
         Post-Effective Amendment No.    5                       /  X  /
                                                                  -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   /  X  /
                                                                  -----

         Amendment No.     5                                     /  X  /
                                                                  -----


                          HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (203) 547-5000

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

         Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
             on __________ pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
             on pursuant to paragraph (a)(1) of Rule 485
         ---
          X  75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---
             on __________ pursuant to paragraph (a)(2) of Rule 485
         ---

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.

The Rule 24f-2 Notice for the Registrant's most recent fiscal year will be filed on or before March 31, 2000.


Registrant has filed this post-effective amendment for the purpose of adding two additional series to the Hartford Series Fund, Inc. (the "Company"). The Company is currently comprised of three series each with Class IA and Class IB shares. This filing consists of a combined prospectus for the Class IA shares of each of the two new series - Hartford Global Technology HLS Fund and Hartford Global Health HLS Fund (each, a "Fund" or together, the "Funds"), a combined prospectus for the Class IB shares of the Funds, and a combined statement of additional information for the two classes of shares of the Funds.

                                                     HARTFORD HLS FUNDS
                                                     FOR USE WITH THE HARTFORD
                                                     VARIABLE INSURANCE PRODUCTS





                  PROSPECTUS














                                                     EFFECTIVE MAY 1, 2000

                               HARTFORD HLS FUNDS

                                 CLASS IA SHARES

                                   PROSPECTUS
                                   MAY 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  SECTOR FUNDS

GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND
                                   STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND

GLOBAL LEADERS HLS FUND

GROWTH AND INCOME HLS FUND

INDEX HLS FUND

INTERNATIONAL OPPORTUNITIES HLS FUND

MIDCAP HLS FUND

SMALL COMPANY HLS FUND

STOCK HLS FUND

                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND

INTERNATIONAL ADVISERS HLS FUND

                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND

MORTGAGE SECURITIES HLS FUND

                                MONEY MARKET FUND

MONEY MARKET FUND

HARTFORD HLS         C/O INDIVIDUAL ANNUITY SERVICES
MUTUAL FUNDS         P.O. BOX 5085
                     HARTFORD, CT 06102-5085

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford HLS Funds is a family of seventeen mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Contractholders of variable annuity products and policyholders of variable life insurance products may choose the funds permitted in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Each fund, except the Global Health HLS Fund and Global Technology HLS Fund, is a diversified fund. The Global Health HLS Fund and Global Technology HLS Fund are non-diversified concentrated funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified concentrated funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------


                                                                                         Page
                                                                                         ----
A summary of each fund's goals,
strategies, risks                 Hartford Global Health HLS Fund
and performance.
                                  Hartford Global Technology HLS Fund

                                  Hartford Capital Appreciation HLS Fund

                                  Hartford Dividend and Growth HLS Fund

                                  Hartford Global Leaders HLS Fund

                                  Hartford Growth and Income HLS Fund

                                  Hartford Index HLS Fund

                                  Hartford International Opportunities HLS Fund

                                  Hartford MidCap HLS Fund

                                  Hartford Small Company HLS Fund

                                  Hartford Stock HLS Fund

                                  Hartford Advisers HLS Fund

                                  Hartford International Advisers HLS Fund


                                       1

                                  Hartford Bond HLS Fund

                                  Hartford High Yield HLS Fund

                                  Hartford Mortgage Securities HLS Fund

                                  Hartford Money Market HLS Fund

Description of additional         Additional investment matters
investment strategies and
investment risks.


Investment manager and            Management of the funds
management fee information.

Information on how to purchase    Purchase of fund shares
and sell the fund's shares.
                                  Sale and redemption of shares

Further information on the        Determination of net asset value
funds.
                                  Dividends

                                  Exchange privileges

                                  Federal income taxes

                                  Brokerage commissions

                                  Performance related information

General information               Financial highlights

                                  For more information               back cover


HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's investment approach to health care sector investing is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The portfolio will exploit favorable macro trends for the health care sector including demographics.

The portfolio will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Asset allocation within the portfolio will be diversified across sub-sectors of the health care industry, but will at times be concentrated in sub-sectors that, in the opinion of Wellington Management, provide the most compelling opportunities based on fundamental research.

Stocks considered for purchase in the portfolio typically share the following attributes:
-   The company's business franchise is temporarily mispriced
-   The company has under-appreciated new product pipelines
- The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)
-   The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the portfolio when:
-    Target prices are achieved
-    Wellington Management's fundamental expectations prove to be wrong
-    A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.

The portfolio will be relatively concentrated. Wellington Management expects to hold approximately 50 to 70 positions, some with a maximum position size of 10% of the fund's assets at time of purchase. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be 100% or less.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in one sector of the economy. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a concentrated fund than on a broadly diversified fund. Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

[Call Out]

SUB-ADVISER. The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the healthcare sector.

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's investment approach to technology sector investing is based on analyzing the competitive outlook for various sub-sectors of the technology industry, identifying those sub-sectors likely to benefit from the current and expected future environment, and identifying individual opportunities. Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology industry. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Asset allocation within the portfolio reflects Wellington Management's opinion of the relative attractiveness of stocks within the sub-sectors of the technology industry, near term macroeconomic events that may detract or enhance the sub-sector's attractiveness, and the number of underdeveloped opportunities in each sub-sector. Opportunities dictate the magnitude and frequency of changes in asset allocation among sub-sectors, but some representation typically is maintained in each major sub-sector.

Stocks considered for purchase in the portfolio typically share the following attributes:

-  A positive change in operating results is anticipated
-  Unrecognized or undervalued capabilities are present
- The quality of management indicates that factors mentioned above will be converted to shareholder values

Stocks will be considered for sale from the portfolio when:

-  Target prices are achieved
- Earnings and/or return expectations are marked down due to fundamental changes in the company's operating outlook
-  More attractive value in a comparable company is available.

The portfolio will be relatively concentrated. Wellington Management expects to hold approximately 30 to 50 positions, some with a maximum position size of 10% of the fund's assets at time of purchase. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be asignificant source of performance. Annual portfolio turnover is expected to be high and will exceed 100%.

--------------------------------------------------------------------------------
MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies.

These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in one sector of the economy. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a concentrated fund than on a broadly diversified fund. Competition in the industry may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

[CALL OUT]

SUB-ADVISER. The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

    90         91           92           93          94          95         96          97       98      99
 -10.90%      53.99%      16.98%       20.80%       2.50%      30.25%     20.70%      22.34%   15.48%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                     SINCE
                 1 YEAR       5 YEARS     10 YEARS   INCEPTION
                                                     (APRIL 2,
                                                     1984)
CLASS IA

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                               [Call Out]
                                               SUB-ADVISER


                                               Wellington Management


                                               PORTFOLIO MANAGER

                                               Saul J. Pannell

                                                -    Senior Vice President
                                                     of Wellington Management

                                                -    Manager of the fund
                                                     since 1991

                                                -    Joined Wellington
                                                     Management in 1979

                                                -    Investment professional
                                                     since 1974

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund tends to focus on securities of larger, well-established companies.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  95          96           97          98          99
36.37%      22.91%       31.89%      16.42%


------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                     SINCE INCEPTION
                       1 YEAR           5 YEARS      (MARCH 9, 1994)
CLASS IA

INDEX
INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                                   [Call Out]
                                                   SUB-ADVISER


                                                   Wellington Management


                                                   PORTFOLIO MANAGER

                                                   Laurie A. Gabriel, CFA

                                                    -   Senior Vice President
                                                        and Managing Director
                                                        of Wellington Management

                                                    -   Manager of the fund
                                                        since 1994

                                                    -   Joined Wellington
                                                        Management in 1976

                                                    -   Investment professional
                                                        since 1976

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by U.S. companies and non-U.S. companies. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies.

Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets. Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions.

Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows the fund's performance over the same time period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS FOR CALENDAR YEAR 1999


                                    [GRAPH]

99


------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                          SINCE INCEPTION
                              1 YEAR     (SEPTEMBER 30, 1998)
CLASS IA

INDEX
INDEX: MSCI World Index, an unmanaged
index of international equity securities.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGERS

                                                 Rand L. Alexander, CFA

                                                    -   Senior Vice President
                                                        of Wellington Management

                                                    -   Co-manager of the fund
                                                        since inception (1998)

                                                    -   Joined Wellington
                                                        Management in 1990

                                                    -   Investment professional
                                                        since 1976


                                                 Andrew S. Offit

                                                    -   Vice President of
                                                        Wellington Management

                                                    -   Co-manager of the fund
                                                        since inception (1998)

                                                    -   Joined Wellington
                                                        Management in 1997

                                                    -   Investment professional
                                                        since 1987

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Growth and Income Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.

The fund invests primarily in adiversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows the fund's performance over the same time period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS FOR CALENDAR YEAR 1999

                                    [GRAPH]

99

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                           SINCE INCEPTION
                               1 YEAR      (MAY 29, 1998)
CLASS IA

INDEX
INDEX: S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGER

                                                 James A. Rullo, CFA

                                                   -   Senior Vice President
                                                       of Wellington Management

                                                   -   Manager of the fund
                                                       since inception (1998)

                                                   -   Joined Wellington
                                                       Management in 1994

                                                   -   Investment professional
                                                       since 1987

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the management of the fund, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.

The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P") chooses the stocks to be included in the Index on a proprietary basis.

"Standard & Poor's"-REGISTERED TRADEMARK, "S&P"-REGISTERED TRADEMARK, "S&P 500"-REGISTERED TRADEMARK, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1999, approximately 50% percent of the Index was composed of the thirty-four largest companies, the five largest being Microsoft Corporation, General Electric Company, Cisco Systems, Inc., WalMart Stores, Inc. and Exxon Mobil Corporation. HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  90          91          92           93          94          95           96          97          98       99
-3.99%      29.53%       6.82%        9.12%       0.94%      36.55%       22.09%      32.61%      28.06%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (MAY 1,
                                                       1987)
CLASS IA

INDEX

INDEX: S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.

                                                [Call Out]
                                                SUB-ADVISER

                                                HIMCO


                                                PORTFOLIO MANAGER

                                                Rodger K. Metzger

                                                   -    Vice President of
                                                        HIMCO

                                                   -    Manager of the fund
                                                        since 1987

                                                   -    Joined HIMCO in 1987

                                                   -    Investment professional
                                                        since 1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.
     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high- quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs

(thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  91          92           93          94          95           96          97          98       99
13.00%      -4.43%       33.73%      -1.94%      13.93%       12.91%       0.34%      13.16%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                          SINCE INCEPTION
                  1 YEAR       5 YEARS    (JULY 2, 1990)
CLASS IA

INDEX                                                       *

                                          *Index inception
                                          performance from
                                          6/30/90

INDEX: Morgan Stanley Europe, Australia, Far East GDP ("EAFE
GDP") Index, an unmanaged index of equity securities.

                                                   [Call Out]
                                                   SUB-ADVISER


                                                   Wellington Management


                                                   PORTFOLIO MANAGERS

                                                   Trond Skramstad

                                                       -   Senior Vice President
                                                           of Wellington
                                                           Management

                                                       -   Manager of the fund
                                                           since 1994

                                                       -   Joined Wellington
                                                           Management in 1993

                                                       -   Investment
                                                           professional since
                                                           1990

                                                   Andrew S. Offit

                                                       -   Vice President of
                                                           Wellington Management

                                                       -   Associate Manager of
                                                           the fund since 1997

                                                       -   Joined Wellington
                                                           Management in 1997

                                                       -   Investment
                                                           professional since
                                                           1987

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 1999 this range was between approximately $_____ million and $_____ billion and the average market capitalization was $_____ billion. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's management strategy will influence performance significantly. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

98            99
26.57%          %
             ---

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                SINCE INCEPTION
                    1 YEAR      (JULY 14, 1997)
CLASS IA

INDEX

INDEX: Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGER

                                                 Phillip H. Perelmuter

                                                    -   Vice President of
                                                        Wellington Management

                                                    -   Manager of the fund
                                                        since inception (1997)

                                                    -   Joined Wellington
                                                        Management in 1995

                                                    -   Investment professional
                                                        since 1983

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Small Company Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 1999 this range was between approximately $_____ million and $_____ billion, and the average market capitalization was $______ million. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

    -  have potential for above-average earnings growth,

    -  are undervalued in relation to their investment potential,

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

    - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS 1A YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  97          98           99
18.38%      11.62%

------------------------------------------------------
BEST QUARTER:  up         %,          quarter
                      ----    -------          -------
WORST QUARTER: down       %,          quarter
                      ----    -------          -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                            SINCE
                 1 YEAR     INCEPTION
                            (AUGUST 9,
                            1996)
CLASS IA

INDEX

INDEX: Russell 2000 Index, an unmanaged index of small company equity securities.

                                               [CALLOUT]

                                               SUB-ADVISER

                                               Wellington Management


                                               PORTFOLIO MANAGER

                                               Steven C. Angeli

                                                -   Vice President of
                                                    Wellington Management

                                                -   Manager of the fund
                                                    since January 1, 2000

                                                -   Joined Wellington
                                                    Management in 1994

                                                -   Investment professional
                                                    since 1990

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS 1A YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

     90           91          92           93          94          95           96          97          98           99
   -3.87%       24.58%      10.04%       14.34%      -1.89%      34.10%       24.33%      31.38%      33.47%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                       ----   -------         -------
WORST QUARTER: down        %,         quarter
                       ----   -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                        SINCE
                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                                        (AUGUST
                                                        31, 1977)
CLASS IA

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGERS

                                                 Rand L. Alexander

                                                    -   Senior Vice President
                                                        of Wellington
                                                        Management

                                                    -   Manager of the fund
                                                        since 1992

                                                    -   Joined Wellington
                                                        Management in 1990

                                                    -   Investment
                                                        professional since
                                                        1976

                                                 Philip H. Perelmuter

                                                    -   Vice President of
                                                        Wellington Management

                                                    -   Associate Manager of
                                                        the fund since 1995

                                                    -   Joined Wellington
                                                        Management in 1995

                                                    -   Investment
                                                        professional since
                                                        1983

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Advisers HLS Fund seeks maximum long-term total return. The fund allocates its assets among three categories:

   -   stocks,

   -   debt securities, and

   -   money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Manager allocation risk refers to the possibility that the portfolio managers could incorrectly allocate assets so that the fund underperforms its peers.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

     90           91          92           93          94          95           96          97          98           99
    1.26%       20.33%       8.30%       12.25%      -2.74%      28.34%       16.62%      24.51%      24.66%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                       ----   -------         -------
WORST QUARTER: down        %,         quarter
                       ----   -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                        SINCE
                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                                        (MARCH 31,
                                                        1983)
CLASS IA

S&P INDEX

LGCB INDEX

INDICES: S&P 500 Index and the Lehman Government
Corporate Bond Index, unmanaged indices of stocks and bonds, respectively.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGERS

                                                 Paul D. Kaplan

                                                    -   Senior Vice President
                                                        of Wellington Management

                                                    -   Co-manager of the fund
                                                        since 1992

                                                    -   Joined Wellington
                                                        Management in 1982

                                                    -   Investment professional
                                                        since 1974

                                                 Rand L. Alexander

                                                    -   Senior Vice President
                                                        of Wellington Management

                                                    -   Co-manager of the fund
                                                        since 1992

                                                    -   Joined Wellington
                                                        Management in 1990

                                                    -   Investment professional
                                                        since 1976

HARTFORD INTERNATIONAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford International Advisers HLS Fund seeks maximum long-term total rate of return. The fund actively allocates its assets among three categories:

   -  equity securities

   -  debt securities and

   -  money market instruments.

Securities in which the fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

The fund consists of a diversified portfolio of securities covering a broad range of countries, industries, and companies. The fund anticipates that, under normal market conditions, it will diversify its investments in at least three countries other than the United States.

The fund's investments in equity securities are substantially similar to the equity securities investments permitted for the Hartford International Opportunities HLS Fund.

Debt securities in which the fund may invest include investment grade securities assigned within the four highest bond rating categories by Moody's Investors Service, Inc. ("Moody's") or S&P, or, if unrated, which are determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high yield-high risk securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's and by S&P, or, if unrated, are of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is in Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Manager allocation risk refers to the possibility that the portfolio managers could incorrectly allocate assets so that the fund underperforms its peers.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

   96          97           98          99
  12.25%      5.52%       13.35%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                       ----   -------         -------
WORST QUARTER: down        %,         quarter
                       ----   -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                  SINCE INCEPTION
                       1 YEAR     (MARCH 1, 1995)
CLASS IA

EAFE GDP INDEX

SALOMON INDEX                                    *

                                  *Index inception
                                  performance is
                                  from 2/28/95

INDICES: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index and the Salomon World Government Bond ex-US Index, unmanaged indices of international securities that are similar, but not identical, to those in the fund's portfolio.


                                                 [Call Out]
                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGERS

                                                 Trond Skramstad

                                                    -   Senior Vice President
                                                        of Wellington Management
                                                    -   Manager of the equity
                                                        component of the fund
                                                        since 1995
                                                    -   Joined Wellington
                                                        Management in 1993
                                                    -   Investment
                                                        professional since 1990


                                                 Andrew S. Offit

                                                    -   Vice President of
                                                        Wellington Management
                                                    -   Associate Manager of
                                                        the equity component of
                                                        the fund since 1997
                                                    -   Joined Wellington
                                                        Management in 1997
                                                    -   Investment
                                                        professional since 1987


                                                 Robert L. Evans

                                                    -   Senior Vice President
                                                        of Wellington Management
                                                    -   Manager of the debt
                                                        component of the fund
                                                        since 1995
                                                    -   Joined Wellington
                                                        Management in 1995
                                                    -   Investment
                                                        professional since 1985

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Debt securities in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers. The fund normally invests at least 80% of its portfolio in investment grade debt securities.

The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's Investors Service, Inc. or "BB+", "BB" or "BB-" by Standard & Poor's Corporation), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the manager expects, the fund could underperform its peers or lose money.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

     90           91          92           93          94          95           96          97          98           99
    8.39%       16.43%       5.53%       10.24%      -3.95%      18.49%        3.54%      11.35%       8.15%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                       ----   -------         -------
WORST QUARTER: down        %,         quarter
                       ----   -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                        SINCE
                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                                        (AUGUST
                                                        31, 1977)
CLASS IA

INDEX

INDEX: Lehman Government Corporate Bond Index, an unmanaged index of fixed-income securities.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 HIMCO


                                                 PORTFOLIO MANAGER

                                                 Alison D. Granger, CFA

                                                    -   Senior Vice President
                                                        of HIMCO

                                                    -   Manager of the fund
                                                        since 1996

                                                    -   Joined HIMCO in 1993

                                                    -   Investment professional
                                                        since 1981

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

The fund normally invests at least 65%, and may invest up to 100%, of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Below investment grade securities are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows the fund's performance over the same time period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IA TOTAL RETURNS FOR CALENDAR YEAR 1999

                                    [GRAPH]

99

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                      ----    -------         -------
WORST QUARTER: down        %,         quarter
                      ----    -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                      SINCE
                         1 YEAR       INCEPTION
                                      (SEPTEMBER 30,
                                      1998)
CLASS IA

INDEX

INDEX: Lehman High Yield Corporate Index, an unmanaged index of high yield fixed income securities that are similar, but not identical, to those in the fund's portfolio.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 HIMCO


                                                 PORTFOLIO MANAGER

                                                 Alison D. Granger, CFA

                                                    -   Senior Vice President
                                                        of HIMCO

                                                    -   Manager of the fund
                                                        since inception (1998)

                                                    -   Joined HIMCO in 1993

                                                    -   Investment professional
                                                        since 1981

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments will be made in excess of 20% of the value of the fund's total assets. Such investments will be considered mortgage-related securities for purposes of the policy that the fund invest at least 65% of the value of its total assets in mortgage-related securities, including securities issued by the GNMA.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

The fund's management strategy will influence performance significantly. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the managers' selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 90          91          92           93          94          95           96          97          98         99
9.70%      14.71%       4.64%        6.31%      -1.61%      16.17%        4.99%       9.01%       6.72%

------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (JANUARY
                                                       1, 1985)
CLASS IA

INDEX

INDEX: Lehman Mortgage Backed Securities, an unmanaged index of mortgage backed securities.


                                              [Call Out]
                                              SUB-ADVISER


                                              HIMCO


                                              PORTFOLIO MANAGER

                                              Peter P. Perrotti

                                                 -   Senior Vice President
                                                     of HIMCO

                                                 -   Manager of the fund
                                                     since May 1, 1999

                                                 -   Joined HIMCO in 1990

                                                 -   Investment professional
                                                     since 1989

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk. A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would reduce the value of your account.

--------------------------------------------------------------------------------
PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 90          91          92           93          94          95           96          97          98           99
8.09%       6.01%       3.63%        2.94%       3.95%       5.74%        5.09%       5.31%       5.25%


------------------------------------------------------
BEST QUARTER:  up          %,         quarter
                              -------         -------
WORST QUARTER: down        %,         quarter
                              -------         -------
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (JUNE 30,
                                                       1980)

CLASS IA

INDEX                                                      N/A


INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.


Current 7-day yield as of December 31, 1999:   ______%

Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 1999: _____% Please call 1-800-862-6668 for the most recent current and effective yield information.

                                                 [Call Out]
                                                 SUB-ADVISER


                                                 HIMCO


                                                 PORTFOLIO MANAGER

                                                 William H. Davison, Jr.

                                                    -    Senior Vice President
                                                         of HIMCO

                                                    -    Manager of the fund
                                                         since 1992

                                                    -    Joined HIMCO in 1990

                                                    -    Investment
                                                         professional since
                                                         1981

ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

USE OF OPTIONS AND FUTURES

Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts. Depending on the investment style of the fund these options and futures contracts may involve stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed only with approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund (other than the Money Market Fund) may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained by contacting the fund (see back cover for address and phone number).

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Health HLS Fund, Global Technology HLS Fund, Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, International Advisers HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund and Stock HLS Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $_____ billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109. The Hartford Investment Management Company ("HIMCO-REGISTERED TRADEMARK-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1999 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $_____ billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

INDEX FUND

Net Asset Value                    Annual Rate
---------------                    -----------
All Assets                              0.400%

MONEY MARKET FUND AND MORTGAGE SECURITIES FUND

Net Asset Value                    Annual Rate
---------------                    -----------
All Assets                              0.450%


                                       54

BOND FUND AND STOCK FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS FUND, CAPITAL APPRECIATION FUND, DIVIDEND AND GROWTH FUND, GLOBAL
LEADERS FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND, INTERNATIONAL ADVISERS
FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND SMALL COMPANY FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.950%
Next $250,000,000                       0.900%
Next $500,000,000                       0.850%
Amount Over $1 Billion                  0.750%

For the year ended December 31, 1999, the investment advisory fees and administrative fees paid to HL Advisors and Hartford Life, expressed as a percentage of net assets, were as follows:

FUND NAME                                  ANNUAL RATE
---------                                  -----------
Hartford Global Health HLS Fund (1)                 --
Hartford Global Technology HLS Fund (1)             --
Hartford Advisers HLS Fund
Hartford Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Leaders HLS Fund
Hartford Growth and Income HLS Fund
Hartford High Yield HLS Fund
Hartford Index HLS Fund
Hartford International Advisers HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Money Market HLS Fund
Hartford Mortgage Securities HLS Fund
Hartford Small Company HLS Fund
Hartford Stock HLS Fund
   (1)Fund commenced operations in 2000.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

PURCHASE OF FUND SHARES

Fund shares are made available to serve as the underlying investment options for variable annuity and variable life insurance separate accounts of Hartford Life and for certain qualified retirement plans. Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") at their net asset value as defined under Determination of Net Asset Value.

The funds offer two different classes of shares - Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus in connection with certain variable annuity products. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will have different share prices and performance.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the funds simultaneously. Although Hartford Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

SALE AND REDEMPTION OF SHARES

The Class IA shares of each fund are sold and redeemed by the fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 5085, Hartford, CT 06102-5085. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by a fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the funds.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Fund's assets are valued at amortized cost.

The assets of the Money Market Fund are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's net asset value may take place at a time that is different than when prices are determined for certain foreign funds. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of net asset value.

DIVIDENDS

 The shareholders of each fund are entitled to receive such dividends as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES

Contractholders and policyholders may exchange shares in each fund as indicated by the accompanying insurance product prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the contractholder/policyholder.

FEDERAL INCOME TAXES

Each fund has elected and intends to continue qualifying under Subchapter M of the Internal Revenue Code of 1986, as amended. Each fund intends to distribute all of its net income and gains to shareholders. Because the shares are purchased only through products that defer taxes, these distributions generally will not be considered taxable income to you at the time of distribution. When appropriate each fund will inform contractholders or policyholders of the amount and nature of such income and gains.

Each fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. Each fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the funds' shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate insurance product prospectus.

If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance product.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.                FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                          12/31/99       12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
---------------------------------------------- -------------- ---------------- ----------------- ---------------- -----------------
Net asset value, beginning of period                $4.759         $4.410           $3.914            $3.490           $2.860
Net investment income (loss)                                        0.025            0.020             0.022            0.030
Net realized and unrealized gain (loss) on
   investments                                                      0.525            0.794             0.655            0.785
                                                                    -----            -----             -----            -----
Total from investment operations                                    0.550            0.814             0.677            0.815
Less distributions:
   Dividends from net investment income                            (0.026)          (0.022)           (0.025)          (0.030)
   Distributions from net realized gain on
       investments                                                 (0.175)          (0.296)           (0.228)          (0.155)
   Return of capital                                 0.000          0.000            0.000             0.000            0.000
                                                     -----          -----            -----             -----            -----
   Total from distributions                                        (0.201)          (0.318)           (0.253)          (0.185)
                                                                   -------          -------           -------          -------
Net increase (decrease) in net asset value                          0.349            0.496             0.424            0.630
Net asset value, end of period                                     $4.759           $4.410            $3.914           $3.490
                                                                   -------          -------           -------          -------
                                                                   -------          -------           -------          -------
TOTAL RETURN                                                       15.48%           22.34%            20.70%           30.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $5,807,480        $4,802,992       $3,386,670        $2,157,892
Ratio of expenses to average net assets                             0.64%            0.64%             0.65%            0.68%
Ratio of net investment income (loss) to
    average net assets                                              0.59%            0.44%             0.60%            0.95%
Portfolio turnover rate                                            51.20%           57.60%            85.40%           78.60%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.                 FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                          12/31/99        12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
---------------------------------------------- --------------- ---------------- ----------------- ---------------- ----------------
Net asset value, beginning of period                $2.160          $1.952           $1.547            $1.317           $0.994
Net investment income (loss)                                         0.033            0.035             0.034            0.033
Net realized and unrealized gain (loss) on
   investments                                                       0.280            0.445             0.258            0.323
                                                                     -----            -----             -----            -----
Total from investment operations                                     0.313            0.480             0.292            0.356
Less distributions:
   Dividends from net investment income                             (0.035)          (0.031)           (0.034)          (0.033)
   Distributions from net realized gain on
       investments                                                  (0.070)          (0.044)           (0.028)           0.000
   Return of capital                                 0.000           0.000            0.000             0.000            0.000
                                                     -----           -----            -----             -----            -----
   Total from distributions                                         (0.105)          (0.075)           (0.062)          (0.033)
                                                                    -------          -------           -------          -------
Net increase (decrease) in net asset value                           0.208            0.405             0.230            0.323
Net asset value, end of period                                      $2.160           $1.952            $1.601           $1.317
                                                                    -------          -------           -------          -------
                                                                    -------          -------           -------          -------
TOTAL RETURN                                                        16.42%           31.89%            22.91%           36.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $3,031,293       $1,994,653         $879,980          $265,070
Ratio of expenses to average net assets                              0.66%            0.68%             0.73%            0.77%
Ratio of net investment income (loss) to
  average net assets                                                 1.81%            2.21%             2.52%            2.91%
Portfolio turnover rate                                             48.20%           34.20%            56.90%           41.40%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND                            FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                                  12/31/99(a)      9/30/98-12/31/98(a)
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ---------------------
Net asset value, beginning of period                        $1.285            $1.00
Net investment income (loss)                                                   0.001
Net realized and unrealized gain (loss) on
   investments                                                                 0.318
Total from investment operations                                               0.319
Less distributions:
   Dividends from net investment income                                       (0.002)
   Distributions from net realized gain on
       investments                                                            (0.032)
   Return of capital                                                           0.000
                                                                               -----
   Total from distributions                                                   (0.034)
                                                                              -------
Net increase (decrease) in net asset value                                     0.285
Net asset value, end of period                                                $1.285
                                                                              -------
                                                                              -------
TOTAL RETURN                                                                  31.88%(b)(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                       $5,761
Ratio of expenses to average net assets                                        0.89%(c)
Ratio of net investment income (loss) to average net
   assets                                                                      1.46%(c)(d)
Portfolio turnover rate                                                       47.9%

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(b) Not annualized.
(c) Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND                         FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                                  12/31/99(a)    5/29/98-12/31/98(a)
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- -------------------
Net asset value, beginning of period                        $1.186            $1.000
Net investment income (loss)                                                   0.005
Net realized and unrealized gain (loss) on
   investments                                                                 0.185
                                                                              -------
Total from investment operations                                               0.190
Less distributions:
   Dividends from net investment income                                       (0.004)
   Distributions from net realized gain on
       investments                                                             0.000
   Return of capital                                                           0.000
                                                                              -------
   Total from distributions                                                   (0.004)
                                                                              -------
Net increase (decrease) in net asset value                                     0.186
Net asset value, end of period                                                $1.186
                                                                              -------
                                                                              -------
TOTAL RETURN                                                                  19.05%(b)(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $25,312
Ratio of expenses to average net assets                                        0.28%(c)
Ratio of net investment income (loss) to average net
   assets                                                                      1.42%(c)(d)
Portfolio turnover rate                                                       29.6%

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.
(b) Not annualized.
(c) Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND, INC.                               FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                         12/31/99          12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
--------------------------------------------- ----------------- ---------------- ----------------- ---------------- --------------
Net asset value, beginning of period               $3.570            $2.878           $2.382            $2.028           $1.522
Net investment income (loss)                                          0.032            0.035             0.044            0.044
Net realized and unrealized gain (loss) on
   investments                                                        0.759            0.692             0.393            0.507
                                                                      -----            -----             -----            -----
Total from investment operations                                      0.791            0.727             0.437            0.551
Less distributions:
   Dividends from net investment income                              (0.027)          (0.035)           (0.044)          (0.044)
   Distributions from net realized gain on
       investments                                                   (0.072)          (0.196)           (0.039)          (0.001)
   Return of capital                                                  0.000            0.000             0.000            0.000
                                                                      -----            -----             -----            -----
   Total from distributions                                          (0.099)          (0.231)           (0.083)          (0.045)
                                                                      -----            -----             -----            -----
Net increase (decrease) in net asset value                            0.692            0.496             0.354            0.506
Net asset value, end of period                                       $3.570           $2.878            $2.382           $2.028
                                                                      -----            -----             -----            -----
                                                                      -----            -----             -----            -----
TOTAL RETURN                                                         28.06%           32.61%            22.09%           36.55%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1,846,117        $1,123,455        $621,065         $318,253
Ratio of expenses to average net assets                               0.40%            0.39%             0.39%            0.39%
Ratio of net investment income (loss) to
   average net assets                                                 1.21%            1.52%             2.07%            2.46%
Portfolio turnover rate                                               4.50%            5.70%            19.30%            1.50%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.         FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                         12/31/99          12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
--------------------------------------------- ----------------- ---------------- ----------------- ---------------- -------------
Net asset value, beginning of period               $1.355            $1.294           $1.407            $1.306           $1.176
Net investment income (loss)                                          0.021            0.022             0.023            0.020
Net realized and unrealized gain (loss) on
   investments                                                        0.147           (0.019)            0.140            0.141
                                                                      -----           -------            -----            -----
Total from investment operations                                      0.168            0.003             0.163            0.161
Less distributions:
   Dividends from net investment income                              (0.019)          (0.012)           (0.025)          (0.020)
   Distributions from net realized gain on
       investments                                                   (0.088)          (0.104)           (0.037)          (0.011)
   Return of capital                                                  0.000            0.000             0.000            0.000
                                                                      -----            -----             -----            -----
   Total from distributions                                          (0.107)          (0.116)           (0.062)          (0.031)
                                                                      -----            -----             -----            -----
Net increase (decrease) in net asset value                            0.061           (0.113)            0.101            0.130
Net asset value, end of period                                       $1.355           $1.294            $1.407           $1.306
                                                                      -----            -----             -----            -----
                                                                      -----            -----             -----            -----
TOTAL RETURN                                                         13.16%            0.34%            12.91%           13.93%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,196,694        $1,092,946         $996,543          $686,475
Ratio of expenses to average net assets                               0.77%            0.77%             0.86%            0.85%
Ratio of net investment income (loss) to
   average net assets                                                 1.51%            1.48%             1.74%            1.60%
Portfolio turnover rate                                             157.40%           72.70%            70.00%           55.60%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND, INC.                              FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                                  12/31/99          12/31/98      7/15/97-12/31/97(a)
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ---------------- ------------------
Net asset value, beginning of period                        $1.439            $1.137           $1.000
Net investment income (loss)                                                  (0.001)           0.001
Net realized and unrealized gain (loss) on
   investments                                                                 0.303            0.137
                                                                               -----            -----
Total from investment operations                                               0.302            0.138
Less distributions:
   Dividends from net investment income                                       (0.000)          (0.001)
   Distributions from net realized gain on
       investments                                                             0.000            0.000
   Return of capital                                                           0.000            0.000
                                                                               -----            -----
   Total from distributions                                                   (0.000)          (0.001)
                                                                               -----            -----
Net increase (decrease) in net asset value                                     0.302            0.137
Net asset value, end of period                                                $1.439           $1.137
                                                                               -----            -----
                                                                               -----            -----
TOTAL RETURN                                                                  26.57%           13.81%(b)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $143,494         $27,589
Ratio of expenses to average net assets                                        0.79%            0.46%(c)
Ratio of net investment income (loss) to average net
   assets                                                                     (0.15%)           0.45%(c)
Portfolio turnover rate                                                      134.10%           46.10%

(a) The Fund was declared effective by the Securities and Exchange Commission on July 15, 1997.
(b) Not annualized.
(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND, INC.                       FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                                  12/31/99(a)        12/31/98         12/31/97      8/9/96-12/31/96(a)
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ---------------- ----------------- ------------------
Net asset value, beginning of period                        $1.321            $1.202           $1.069            $1.000
Net investment income (loss)                                                  (0.002)           0.001             0.002
Net realized and unrealized gain (loss) on
   investments                                                                 0.141            0.195             0.069
                                                                               -----            -----             -----
Total from investment operations                                               0.139            0.196             0.071
Less distributions:
   Dividends from net investment income                                        0.000           (0.001)           (0.002)
   Distributions from net realized gain on
       investments                                                            (0.020)          (0.062)            0.000
   Return of capital                                                           0.000            0.000             0.000
                                                                               -----            -----             -----
   Total from distributions                                                   (0.020)          (0.063)           (0.002)
                                                                               -----            -----             -----
Net increase (decrease) in net asset value                                     0.119            0.133             0.069
Net asset value, end of period                                                $1.321           $1.202            $1.069
                                                                               -----            -----             -----
                                                                               -----            -----             -----
TOTAL RETURN                                                                  11.62%(b)        18.38%             7.15%(b)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $350,734         $210,769          $42,812
Ratio of expenses to average net assets                                        0.77%            0.77%             0.72%(c)
Ratio of net investment income (loss) to average net
   assets                                                                     (0.24%)           0.08%             0.31%(c)
Portfolio turnover rate                                                      235.7%           222.2%             31.8%

(a) The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.
(b) Not annualized.
(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND, INC.                               FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                          12/31/99        12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
---------------------------------------------- --------------- ---------------- ----------------- ---------------- ----------------
Net asset value, beginning of period                $6.562          $5.123           $4.143            $3.527           $2.801
Net investment income (loss)                                         0.051            0.050             0.060            0.070
Net realized and unrealized gain (loss) on
   investments                                                       1.622            1.196             0.763            0.840
                                                                     -----            -----             -----            -----
Total from investment operations                                     1.673            1.246             0.823            0.910
Less distributions:
   Dividends from net investment income                             (0.050)          (0.049)           (0.059)          (0.070)
   Distributions from net realized gain on
       investments                                                  (0.184)          (0.217)           (0.148)          (0.114)
   Return of capital                                                 0.000            0.000             0.000            0.000
                                                                     -----            -----             -----            -----
   Total from distributions                                         (0.234)          (0.266)           (0.207)          (0.184)
                                                                     -----            -----             -----            -----
Net increase (decrease) in net asset value                           1.439            0.980             0.616            0.726
Net asset value, end of period                                      $6.562           $5.123            $4.143           $3.527
                                                                     -----            -----             -----            -----
                                                                     -----            -----             -----            -----
TOTAL RETURN                                                        33.47%           31.38%            24.33%           34.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $7,183,046       $4,713,322       $2,994,209        $1,876,884
Ratio of expenses to average net assets                              0.46%            0.45%             0.46%            0.48%
Ratio of net investment income (loss) to
   average net assets                                                0.95%            1.11%             1.59%            2.23%
Portfolio turnover rate                                             27.1%            31.60%            42.30%           52.90%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND, INC.                            FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                         12/31/99       12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
--------------------------------------------- -------------- ---------------- ----------------- ---------------- -----------------
Net asset value, beginning of period               $2.985         $2.527           $2.169            $1.958           $1.600
Net investment income (loss)                                       0.061            0.056             0.059            0.064
Net realized and unrealized gain (loss) on
   investments                                                     0.546            0.455             0.255            0.377
                                                                   -----            -----             -----            -----
Total from investment operations                                   0.607            0.511             0.314            0.441
Less distributions:
   Dividends from net investment income                           (0.060)          (0.055)           (0.059)          (0.064)
   Distributions from net realized gain on
       investments                                                (0.089)          (0.098)           (0.044)          (0.019)
   Return of capital                                               0.000            0.000             0.000            0.000
                                                                   -----            -----             -----            -----
   Total from distributions                                       (0.149)          (0.153)           (0.103)          (0.083)
                                                                   -----            -----             -----            -----
Net increase (decrease) in net asset value                         0.458            0.358             0.211            0.358
Net asset value, end of period                                    $2.985           $2.527            $2.169           $1.958
                                                                   -----            -----             -----            -----
                                                                   -----            -----             -----            -----
TOTAL RETURN                                                      24.66%           24.51%            16.62%           28.34%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $11,805,411        $8,283,912       $5,879,529        $4,262,769
Ratio of expenses to average net assets                            0.63%            0.63%             0.63%            0.65%
Ratio of net investment income (loss) to
   average net assets                                              2.40%            2.44%             2.92%            3.57%
Portfolio turnover rate                                           36.7%            36.10%            53.80%           63.50%

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.              FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                          12/31/99(a)      12/31/98          12/31/97         12/31/96      3/1/95-12/31/95
PER SHARE OPERATING PERFORMANCE
---------------------------------------------- --------------- ---------------- ----------------- ---------------- ----------------
Net asset value, beginning of period                $1.155          $1.175           $1.167            $1.109           $1.000
Net investment income (loss)                                         0.064            0.056             0.040            0.030
Net realized and unrealized gain (loss) on
   investments                                                       0.082            0.006             0.093            0.126
                                                                     -----            -----             -----            -----
Total from investment operations                                     0.146            0.062             0.133            0.156
Less distributions:
   Dividends from net investment income                             (0.039)          (0.050)           (0.051)          (0.030)
   Distributions from net realized gain on
       investments                                                  (0.032)          (0.004)           (0.024)          (0.017)
   Return of capital                                                (0.089)           0.000             0.000            0.000
                                                                     -----            -----             -----            -----
   Total from distributions                                         (0.166)          (0.054)           (0.075)          (0.047)
                                                                     -----            -----             -----            -----
Net increase (decrease) in net asset value                          (0.020)           0.008             0.058            0.109
Net asset value, end of period                                      $1.155           $1.175            $1.167           $1.109
                                                                     -----            -----             -----            -----
                                                                     -----            -----             -----            -----
TOTAL RETURN                                                        13.35%            5.52%            12.25%           13.24%(b)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $285,853         $207,582         $104,486          $31,264
Ratio of expenses to average net assets                              0.86%            0.87%             0.96%            0.65%(c)
Ratio of net investment income (loss) to
   average net assets                                                2.77%            3.08%             3.24%            3.36%(c)
Portfolio turnover rate                                            161.1%           162.50%            95.20%           47.20%

(a) The Fund was declared effective by the Securities and Exchange Commission on March 1, 1995.
(b) Not annualized.
(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors)reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND, INC.                                FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                        12/31/99          12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
-------------------------------------------- ----------------- ---------------- ----------------- ---------------- -----------------
Net asset value, beginning of period              $1.081            $1.050           $1.000            $1.028           $0.926
Net investment income (loss)                                         0.053            0.063             0.064            0.064
Net realized and unrealized gain (loss) on
   investments                                                       0.032            0.047            (0.029)           0.102
                                                                     -----            -----            -------           -----
Total from investment operations                                     0.085            0.110             0.035            0.166
Less distributions:
   Dividends from net investment income                             (0.054)          (0.060)           (0.063)          (0.064)
   Distributions from net realized gain on
       investments                                                   0.000            0.000             0.000            0.000
   Return of capital                                                 0.000            0.000             0.000            0.000
                                                                     -----            -----             -----            -----
   Total from distributions                                         (0.054)          (0.060)           (0.063)          (0.064)
                                                                     -----            -----            -------           -----
Net increase (decrease) in net asset value                           0.031            0.050            (0.028)           0.102
Net asset value, end of period                                      $1.081           $1.050            $1.000           $1.028
                                                                     -----            -----            -------           -----
                                                                     -----            -----            -------           -----
TOTAL RETURN                                                         8.15%           11.35%             3.54%           18.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $902,480         $552,870          $402,548         $342,495
Ratio of expenses to average net assets                              0.50%            0.51%             0.52%            0.53%
Ratio of net investment income (loss) to
   average net assets                                                5.86%            6.58%             6.37%            6.51%
Portfolio turnover rate                                            122.3%           112.90%a          212.00%          215.00%
Current Yield(b)                                                     5.92%            6.34%             6.25%            6.46%

(a) Excluding mortgage dollar rolls
(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND, INC.                          FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                                  12/31/99(a)     9/30/98-12/31/98(a)
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- --------------------
Net asset value, beginning of period                        $1.017            $1.00
Net investment income (loss)                                                   0.019
Net realized and unrealized gain (loss) on
   investments                                                                 0.017
Total from investment operations                                               0.036
Less distributions:
   Dividends from net investment income                                       (0.019)
   Distributions from net realized gain on
       investments                                                             0.000
   Return of capital                                                           0.000
                                                                               -----
   Total from distributions                                                   (0.019)
                                                                               -----
Net increase (decrease) in net asset value                                     0.017
Net asset value, end of period                                                $1.017
                                                                               -----
                                                                               -----
TOTAL RETURN                                                                   3.59%(b)(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                       $14,482
Ratio of expenses to average net assets                                        0.35%c
Ratio of net investment income (loss) to average net
   assets                                                                      8.04%(c)(d)
Portfolio turnover rate                                                       15.4%
Current Yielde                                                                 8.90%

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(b) Not annualized.
(c) Annualized.
(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived. eThe yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND, INC.                 FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                        12/31/99          12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
-------------------------------------------- ----------------- ---------------- ----------------- ---------------- ----------------
Net asset value, beginning of period              $1.085            $1.084           $1.056            $1.071           $0.984
Net investment income (loss)                                         0.067            0.071             0.069            0.068
Net realized and unrealized gain (loss) on
   investments                                                       0.006            0.022            (0.018)           0.087
                                                                     -----            -----            -------           -----
Total from investment operations                                     0.073            0.093             0.051            0.155
Less distributions:
   Dividends from net investment income                             (0.067)          (0.065)           (0.066)          (0.068)
   Distributions from net realized gain on
       investments                                                  (0.003)           0.000             0.000            0.000
   Return of capital                                                (0.002)           0.000             0.000            0.000
                                                                     -----            -----            -------           -----
   Total from distributions                                         (0.072)          (0.065)           (0.066)          (0.068)
                                                                     -----            -----            -------           -----
Net increase (decrease) in net asset value                           0.001            0.028            (0.015)           0.087
Net asset value, end of period                                      $1.085           $1.084            $1.056           $1.071
                                                                     -----            -----            -------           -----
                                                                     -----            -----            -------           -----
TOTAL RETURN                                                         6.72%            9.01%             4.99%           16.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           356,834           325,702          325,495           327,565
Ratio of expenses to average net assets                              0.46%            0.45%             0.45%            0.47%
Ratio of net investment income (loss) to
   average net assets                                                6.18%            6.60%             6.67%            6.50%
Portfolio turnover rate                                            207.8%            46.50%a          201.00%          489.40%
Current Yield(b)                                                     6.15%            6.66%             6.67%            6.90%

(a) Excluding mortgage dollar rolls
(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND, INC.                        FINANCIAL HIGHLIGHTS

     These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA - PERIOD ENDED:                        12/31/99          12/31/98         12/31/97          12/31/96         12/31/95
PER SHARE OPERATING PERFORMANCE
-------------------------------------------- ----------------- ---------------- ----------------- ---------------- ---------------
Net asset value, beginning of period              $1.000            $1.000           $1.000            $1.000           $1.000
Net investment income (loss)                                         0.051            0.049             0.050            0.056
Net realized and unrealized gain (loss) on
   investments                                                       0.000            0.000             0.000            0.000
                                                                     -----            -----             -----            -----
Total from investment operations                                     0.051            0.049             0.050            0.056
Less distributions:
   Dividends from net investment income                             (0.051)          (0.049)           (0.050)          (0.056)
   Distributions from net realized gain on
       investments                                                   0.000            0.000             0.000            0.000
   Return of capital                                                 0.000            0.000             0.000            0.000
                                                                     -----            -----             -----            -----
   Total from distributions                                         (0.051)          (0.049)           (0.050)          (0.056)
                                                                     -----            -----             -----            -----
Net increase (decrease) in net asset value                           0.000            0.000             0.000            0.000
Net asset value, end of period                                      $1.000           $1.000            $1.000           $1.000
                                                                     -----            -----             -----            -----
                                                                     -----            -----             -----            -----
TOTAL RETURN                                                         5.25%            5.31%             5.09%            5.74%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             872,486          612,480          542,586           339,709
Ratio of expenses to average net assets                              0.45%            0.44%             0.44%            0.45%
Ratio of net investment income (loss) to
   average net assets                                                5.12%            5.21%             5.04%            5.57%
Portfolio turnover rate
Current Yield(a)                                                     4.79%            5.36%             5.10%            5.40%
Effective Yield(a)                                                   4.90%            5.50%             5.23%            5.54%

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in Washington, DC

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET:
www.sec.gov


SEC FILE NUMBERS:
Global Health                      811-08629
Global Technology                  811-08629
Capital Appreciation               811-04005
Dividend and Growth                811-08186
Global Leaders                     811-08629
Growth and Income                  811-08629
Index                              811-05045
Int'l Opportunities                811-06059
MidCap                             811-08185
Small Company                      811-07557
Stock                              811-02630
Advisers                           811-03659
Int'l Advisers                     811-08804
Bond                               811-03660
High Yield                         811-08629
Mortgage Securities                811-04201
Money Market                       811-03662



Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

                                                     HARTFORD HLS FUNDS
                                                     FOR USE WITH THE HARTFORD
                                                     VARIABLE INSURANCE PRODUCTS





                  PROSPECTUS














                                                     EFFECTIVE MAY 1, 2000

                               HARTFORD HLS FUNDS

                                 CLASS IB SHARES

                                   PROSPECTUS
                                   MAY 1, 2000




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  SECTOR FUNDS

GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND

                                   STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND

GLOBAL LEADERS HLS FUND

GROWTH AND INCOME HLS FUND

INDEX HLS FUND

INTERNATIONAL OPPORTUNITIES HLS FUND

MIDCAP HLS FUND

SMALL COMPANY HLS FUND

STOCK HLS FUND

                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND

INTERNATIONAL ADVISERS HLS FUND

                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND

MORTGAGE SECURITIES HLS FUND

                                MONEY MARKET FUND

MONEY MARKET FUND

HARTFORD HLS           C/O INDIVIDUAL ANNUITY SERVICES
MUTUAL FUNDS           P.O. BOX 5085
                       HARTFORD, CT 06102-5085

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford HLS Funds is a family of seventeen mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Contractholders of variable annuity products and policyholders of variable life insurance products may choose the funds permitted in the accompanying variable insurance product prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The Class IB shares were first offered in April 1998. Class IA shares are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Each fund, except the Global Health HLS Fund and Global Technology HLS Fund, is a diversified fund. The Global Health HLS Fund and Global Technology HLS Fund are non-diversified concentrated funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified concentrated funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                 PAGE
--------------------------------------------------------------------------------

A summary of each fund's goals,    Hartford Global Health HLS Fund
strategies, risks and
performance.                       Hartford Global Technology HLS Fund

                                   Hartford Capital Appreciation HLS Fund

                                   Hartford Dividend and Growth HLS Fund

                                   Hartford Global Leaders HLS Fund

                                   Hartford Growth and Income HLS Fund

                                   Hartford Index HLS Fund

                                   Hartford International Opportunities HLS Fund

                                   Hartford MidCap HLS Fund

                                   Hartford Small Company HLS Fund

                                   Hartford Stock HLS Fund

                                   Hartford Advisers HLS Fund

                                   Hartford International Advisers HLS Fund

                                   Hartford Bond HLS Fund

                                   Hartford High Yield HLS Fund

                                   Hartford Mortgage Securities HLS Fund

                                   Hartford Money Market HLS Fund

Description of additional          Additional investment matters
investment strategies and
investment risks.


Investment manager and management Management of the funds fee information.

Information on how to purchase     Purchase of fund shares
and sell the fund's shares.
                                   Sale and redemption of shares

Further information on the funds.  Determination of net asset value

                                   Dividends

                                   Exchange privileges

                                   Federal income taxes

                                   Brokerage commissions

                                   Performance related information

General information                Financial highlights

                                   For more information               back cover

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's investment approach to health care sector investing is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The portfolio will exploit favorable macro trends for the health care sector including demographics.

The portfolio will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Asset allocation within the portfolio will be diversified across sub-sectors of the health care industry, but will at times be concentrated in sub-sectors that, in the opinion of Wellington Management, provide the most compelling opportunities based on fundamental research.

Stocks considered for purchase in the portfolio typically share the following attributes:

-    The company's business franchise is temporarily mispriced

-    The company has under-appreciated new product pipelines

- The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

-    The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the portfolio when:

-    Target prices are achieved

-    Wellington Management's fundamental expectations prove to be wrong

-    A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.

The portfolio will be relatively concentrated. Wellington Management expects to hold approximately 50 to 70 positions, some with a maximum position size of 10% of the fund's assets at time of purchase. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be 100% or less.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in one sector of the economy. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a concentrated fund than on a broadly diversified fund.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

[CALL OUT] SUB-ADVISER. The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the healthcare sector.

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's investment approach to technology sector investing is based on analyzing the competitive outlook for various sub-sectors of the technology industry, identifying those sub-sectors likely to benefit from the current and expected future environment, and identifying individual opportunities. Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology industry. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Asset allocation within the portfolio reflects Wellington Management's opinion of the relative attractiveness of stocks within the sub-sectors of the technology industry, near term macroeconomic events that may detract or enhance the sub-sector's attractiveness, and the number of underdeveloped opportunities in each sub-sector. Opportunities dictate the magnitude and frequency of changes in asset allocation among sub-sectors, but some representation typically is maintained in each major sub-sector.

Stocks considered for purchase in the portfolio typically share the following attributes:

-    A positive change in operating results is anticipated

-    Unrecognized or undervalued capabilities are present

- The quality of management indicates that factors mentioned above will be converted to shareholder values

Stocks will be considered for sale from the portfolio when:

-    Target prices are achieved

- Earnings and/or return expectations are marked down due to fundamental changes in the company's operating outlook

-    More attractive value in a comparable company is available.

The portfolio will be relatively concentrated. Wellington Management expects to hold approximately 30 to 50 positions, some with a maximum position size of 10% of the fund's assets at time of purchase. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be high and will exceed 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in one sector of the economy. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a concentrated fund than on a broadly diversified fund. Competition in the industry may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.


PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

[CALL OUT] SUB-ADVISER. The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.



--------------------------------------------------------------------------------



PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

   90          91          92           93          94          95           96          97          98           99
-10.90%      53.99%      16.98%       20.80%       2.50%      30.25%       20.70%      22.34%      15.48%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                     SINCE
                 1 YEAR       5 YEARS     10 YEARS   INCEPTION
                                                     (APRIL 2,
                                                     1984)
CLASS IA

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                               [CALL OUT]

                                               SUB-ADVISER


                                               Wellington Management


                                               PORTFOLIO MANAGER

                                               Saul J. Pannell

                                                   -    Senior Vice President
                                                        of Wellington Management

                                                   -    Manager of the fund
                                                        since 1991

                                                   -    Joined Wellington
                                                        Management in 1979

                                                   -    Investment professional
                                                        since 1974

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund tends to focus on securities of larger, well-established companies.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down          %, _______ quarter _____
------------------------------------------------------


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  95           96          97          98           99
36.37%      22.91%       31.89%      16.42%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                     SINCE INCEPTION
                       1 YEAR           5 YEARS      (MARCH 9, 1994)
CLASS IA

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                               [CALL OUT]

                                               SUB-ADVISER


                                               Wellington Management


                                               PORTFOLIO MANAGER

                                               Laurie A. Gabriel, CFA

                                                    -   Senior Vice President
                                                        and Managing Director
                                                        of Wellington Management

                                                    -   Manager of the fund
                                                        since 1994

                                                    -   Joined Wellington
                                                        Management in 1976

                                                    -   Investment professional
                                                        since 1976

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by U.S. companies and non-U.S. companies.

The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR             (SEPTEMBER 30, 1998)
CLASS IB

INDEX

INDEX: MSCI World Index, an unmanaged index of international equity securities.

                                             [CALL OUT]

                                             SUB-ADVISER


                                             Wellington Management


                                             PORTFOLIO MANAGERS

                                             Rand L. Alexander, CFA

                                                  -   Senior Vice President
                                                      of Wellington Management

                                                  -   Co-manager of the fund
                                                      since inception (1998)

                                                  -   Joined Wellington
                                                      Management in 1990

                                                  -   Investment professional
                                                      since 1976


                                             Andrew S. Offit

                                                  -   Vice President of
                                                      Wellington Management

                                                  -   Co-manager of the fund
                                                      since inception (1998)

                                                  -   Joined Wellington
                                                      Management in 1997

                                                  -   Investment professional
                                                      since 1987

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Growth and Income Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (MAY 29, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.


                                              [CALL OUT]

                                              SUB-ADVISER
                                              Wellington Management


                                              PORTFOLIO MANAGER

                                              James A. Rullo, CFA

                                                  -    Senior Vice President of
                                                       Wellington Management

                                                  -    Manager of the fund since
                                                       inception (1998)

                                                  -    Joined Wellington
                                                       Management in 1994

                                                  -    Investment professional
                                                       since 1987

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the management of the fund, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.

The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P") chooses the stocks to be included in the Index on a proprietary basis.

"Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund's portfolio is broadly diversified by industry and company.

The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1999, approximately 50% percent of the Index was composed of the thirty-four largest companies, the five largest being Microsoft Corporation, General Electric Company, Cisco Systems, Inc., WalMart Stores, Inc. and Exxon Mobil Corporation.


HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance for the period shown would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

  90         91          92           93          94          95           96          97          98           99
-3.99%      29.53%       6.82%        9.12%       0.94%      36.55%       22.09%      32.61%      28.06%


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (MAY 1,
                                                       1987)
CLASS IA

INDEX

INDEX: S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.


                                                   [CALL OUT]

                                                   SUB-ADVISER

                                                   HIMCO


                                                   PORTFOLIO MANAGER

                                                   Rodger K. Metzger

                                                        -   Vice President of
                                                            HIMCO

                                                        -   Manager of the fund
                                                            since 1987

                                                        -   Joined HIMCO in 1987

                                                        -   Investment
                                                            professional since
                                                            1987

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries OTHER THAN the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high- quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs

(thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index, an unmanaged index of equity securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

   91          92           93          94          95           96          97          98           99
 13.00%      -4.43%       33.73%      -1.94%      13.93%       12.91%       0.34%      13.16%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                          SINCE INCEPTION
                  1 YEAR       5 YEARS    (JULY 2, 1990)
CLASS IA

INDEX                                                      *

                                          *Index inception
                                          performance from
                                          6/30/90

INDEX: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index, an unmanaged index of equity securities.

                                             [CALL OUT]

                                             SUB-ADVISER


                                             Wellington Management


                                             PORTFOLIO MANAGERS

                                             Trond Skramstad

                                                  -   Senior Vice President
                                                      of Wellington Management

                                                  -   Manager of the fund
                                                      since 1994

                                                  -   Joined Wellington
                                                      Management in 1993

                                                  -   Investment professional
                                                      since 1990

                                             Andrew S. Offit

                                                  -   Vice President of
                                                      Wellington Management

                                                  -   Associate Manager of
                                                      the fund since 1997

                                                  -   Joined Wellington
                                                      Management in 1997

                                                  -   Investment professional
                                                      since 1987

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 1999 this range was between approximately $_____ million and $_____ billion and the average market capitalization was $_____ billion. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

The fund uses a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's management strategy will influence performance significantly. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

98       99
26.57%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                SINCE INCEPTION
                    1 YEAR      (JULY 14, 1997)
CLASS IA

INDEX

INDEX: Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities.

                                                [CALL OUT]

                                                SUB-ADVISER


                                                Wellington Management


                                                PORTFOLIO MANAGER

                                                Phillip H. Perelmuter

                                                     -   Vice President of
                                                         Wellington Management

                                                     -   Manager of the fund
                                                         since inception (1997)

                                                     -   Joined Wellington
                                                         Management in 1995

                                                     -   Investment professional
                                                         since 1983

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Small Company Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 1999 this range was between approximately $_____ million and $_____ billion, and the average market capitalization was $______ million. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

 Through fundamental analysis
Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -    have potential for above-average earnings growth,

     -    are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]

99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: Russell 2000 Index, an unmanaged index of small company equity securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

 97          98           99
18.38%      11.62%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/99

                                        SINCE
                        1 YEAR          INCEPTION
                                        (AUGUST 9,
                                        1996)
CLASS IA

INDEX

INDEX: Russell 2000 Index, an unmanaged index of small company equity securities.

                                                  [CALL OUT]

                                                  SUB-ADVISER

                                                  Wellington Management


                                                  PORTFOLIO MANAGER

                                                  Steven C. Angeli

                                                     -   Vice President of
                                                         Wellington Management

                                                     -   Manager of the fund
                                                         since January 1, 2000

                                                     -   Joined Wellington
                                                         Management in 1994

                                                     -   Investment professional
                                                         since 1990

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of the fund's operation, while the table shows Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

   90          91          92           93          94          95           96          97          98           99
-3.87%      24.58%      10.04%       14.34%      -1.89%      34.10%       24.33%      31.38%      33.47%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (AUGUST
                                                       31, 1977)
CLASS IA

INDEX

INDEX: S&P 500 Index, an unmanaged index of equity securities.

                                                [CALL OUT]

                                                SUB-ADVISER


                                                Wellington Management


                                                PORTFOLIO MANAGERS

                                                Rand L. Alexander

                                                    -    Senior Vice President
                                                         of Wellington
                                                         Management

                                                    -    Manager of the fund
                                                         since 1992

                                                    -    Joined Wellington
                                                         Management in 1990

                                                    -    Investment
                                                         professional since
                                                         1976

                                                Philip H. Perelmuter

                                                    -    Vice President of
                                                         Wellington Management

                                                    -    Associate Manager of
                                                         the fund since 1995

                                                    -    Joined Wellington
                                                         Management in 1995

                                                    -    Investment professional
                                                         since 1983

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Advisers HLS Fund seeks maximum long-term total return. The fund allocates its assets among three categories:

     -    stocks,

     -    debt securities, and

     -    money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Manager allocation risk refers to the possibility that the portfolio managers could incorrectly allocate assets so that the fund underperforms its peers. Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999


                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: S&P 500 Index and the Lehman Government Corporate Bond Index, an unmanaged indices of stocks and bonds, respectively.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

   90          91          92           93          94          95           96          97          98           99
1.26%        20.33%       8.30%       12.25%      -2.74%      28.34%       16.62%      24.51%      24.66%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (MARCH 31,
                                                       1983)
CLASS IA

S&P INDEX

LGCB INDEX

INDICES: S&P 500 Index and the Lehman Government Corporate Bond Index, unmanaged indices of stocks and bonds, respectively.

                                              [CALL OUT]

                                              SUB-ADVISER


                                              Wellington Management


                                              PORTFOLIO MANAGERS

                                              Paul D. Kaplan

                                                   -   Senior Vice President
                                                       of Wellington Management

                                                   -   Co-manager of the fund
                                                       since 1992

                                                   -   Joined Wellington
                                                       Management in 1982

                                                   -   Investment professional
                                                       since 1974

                                              Rand L. Alexander

                                                   -    Senior Vice President
                                                        of Wellington Management

                                                   -    Co-manager of the fund
                                                        since 1992

                                                   -    Joined Wellington
                                                        Management in 1990

                                                   -    Investment professional
                                                        since 1976

HARTFORD INTERNATIONAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford International Advisers HLS Fund seeks maximum long-term total rate of return. The fund actively allocates its assets among three categories:

     -    equity securities

     -    debt securities and

     -    money market instruments.

Securities in which the fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

The fund consists of a diversified portfolio of securities covering a broad range of countries, industries, and companies. The fund anticipates that, under normal market conditions, it will diversify its investments in at least three countries other than the United States.

The fund's investments in equity securities are substantially similar to the equity securities investments permitted for the Hartford International Opportunities HLS Fund.

Debt securities in which the fund may invest include investment grade securities assigned within the four highest bond rating categories by Moody's Investors Service, Inc.

("Moody's") or S&P, or, if unrated, which are determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high yield-high risk securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's and by S&P, or, if unrated, are of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is in Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Manager allocation risk refers to the possibility that the portfolio managers could incorrectly allocate assets so that the fund underperforms its peers.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDICES: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index and the Salomon World Government Bond ex-US Index, unmanaged indices of international securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 96          97           98          99
12.25%       5.52%       13.35%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                  SINCE INCEPTION
                       1 YEAR     (MARCH 1, 1995)
CLASS IA

EAFE GDP INDEX

SALOMON INDEX                                        *

                                  *Index inception
                                  performance is from
                                  2/28/95

INDICES: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index and the Salomon World Government Bond ex-US Index, unmanaged indices of international securities.

                                                 [CALL OUT]

                                                 SUB-ADVISER


                                                 Wellington Management


                                                 PORTFOLIO MANAGERS

                                                 Trond Skramstad

                                                 -    Senior Vice President
                                                      of Wellington Management

                                                 -    Manager of the equity
                                                      component of the fund
                                                      since 1995

                                                 -    Joined Wellington
                                                      Management in 1993

                                                 -    Investment professional
                                                      since 1990


                                                 Andrew S. Offit

                                                 -    Vice President of
                                                      Wellington Management

                                                 -    Associate Manager of
                                                      the equity component of
                                                      the fund since 1997

                                                 -    Joined Wellington
                                                      Management in 1997

                                                 -    Investment professional
                                                      since 1987


                                                 Robert L. Evans

                                                 -    Senior Vice President
                                                      of Wellington Management

                                                 -    Manager of the debt
                                                      component of the fund
                                                      since 1995

                                                 -    Joined Wellington
                                                      Management in 1995

                                                 -    Investment professional
                                                      since 1985

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Debt securities in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers. The fund normally invests at least 80% of its portfolio in investment grade debt securities.

The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's Investors Service, Inc. or "BB+", "BB" or "BB-" by Standard & Poor's Corporation), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the manager expects, the fund could underperform its peers or lose money.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: Lehman Government Corporate Bond Index, an unmanaged index of fixed-income securities.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 90         91           92           93          94          95           96          97          98           99
8.39%      16.43%       5.53%       10.24%      -3.95%      18.49%        3.54%      11.35%       8.15%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (AUGUST
                                                       31, 1977)
CLASS IA

INDEX

INDEX: Lehman Government Corporate Bond Index, an unmanaged index of fixed-income securities.


                                              [CALL OUT]

                                              SUB-ADVISER


                                              HIMCO


                                              PORTFOLIO MANAGER

                                              Alison D. Granger, CFA

                                              -   Senior Vice President
                                                  of HIMCO

                                              -   Manager of the fund
                                                  since 1996

                                              -   Joined HIMCO in 1993

                                              -   Investment professional
                                                  since 1981

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

The fund normally invests at least 65%, and may invest up to 100%, of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Below investment grade securities are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. The bar chart and table below indicate the risks of investing in the fund.


CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                     [GRAPH]
99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR             (SEPTEMBER 30, 1998)
CLASS IB

INDEX

INDEX: Lehman High Yield Corporate Index, an unmanaged index of high yield fixed income securities.

                                              [CALL OUT]

                                              SUB-ADVISER


                                              HIMCO


                                              PORTFOLIO MANAGER

                                              Alison D. Granger, CFA

                                                  -    Senior Vice President
                                                       of HIMCO

                                                  -    Manager of the fund
                                                       since inception (1998)

                                                  -    Joined HIMCO in 1993

                                                  -    Investment professional
                                                       since 1981

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments will be made in excess of 20% of the value of the fund's total assets. Such investments will be considered mortgage-related securities for purposes of the policy that the fund invest at least 65% of the value of its total assets in mortgage-related securities, including securities issued by the GNMA.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

The fund's management strategy will influence performance significantly. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the managers' selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would be lower, however, due to the 0.18% 12b-1 fee applied to Class IB shares.

CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]

99

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: Lehman Mortgage-Backed Securities, an unmanaged index of mortgage-backed securities.


CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 90         91           92           93          94          95           96          97          98           99
9.70%      14.71%       4.64%        6.31%      -1.61%      16.17%        4.99%       9.01%       6.72%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (JANUARY
                                                       1, 1985)
CLASS IA

INDEX

INDEX: Lehman Mortgage Backed Securities, an unmanaged index of mortgage backed securities.

                                                  [CALL OUT]

                                                  SUB-ADVISER


                                                  HIMCO


                                                  PORTFOLIO MANAGER

                                                  Peter P. Perrotti

                                                  -    Senior Vice President
                                                       of HIMCO

                                                  -    Manager of the fund
                                                       since May 1, 1999

                                                  -    Joined HIMCO in 1990

                                                  -    Investment professional
                                                       since 1989

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk. A rise in interest rates could cause a fall in the values of the fund's securities. Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities. Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would reduce the value of your account.

--------------------------------------------------------------------------------

PAST PERFORMANCE.

The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's Class IB shares' total return for the first full calendar year of operation, while the table shows the fund's Class IB shares' performance over the same period and since inception (along with that of a broad-based market index for comparison). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


Although Class IB shares are being offered by this prospectus, because the Class IB shares have limited performance history, the performance history of Class IA shares is also shown below. Class IB share performance would, however, be lower due to the 0.18% 12b-1 fee applied to Class IB shares.



CLASS IB TOTAL RETURN FOR CALENDAR YEAR 1999

                                    [GRAPH]
99


------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                       SINCE INCEPTION
                 1 YEAR                (APRIL 1, 1998)
CLASS IB

INDEX

INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term Treasury bills.

Current 7-day yield as of December 31, 1999:  ____%

Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 1999: ____%

Please call 1-800-862-6668 for the most recent current and effective yield information.

CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR

                                    [GRAPH]

 90           91          92           93          94          95           96          97          98           99
8.09%       6.01%       3.63%        2.94%       3.95%       5.74%        5.09%       5.31%       5.25%

------------------------------------------------------
BEST QUARTER:  up          %, _______ quarter _____

WORST QUARTER: down        %, _______ quarter _____
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99

                                                       SINCE
                  1 YEAR       5 YEARS     10 YEARS    INCEPTION
                                                       (JUNE 30,
                                                       1980)
CLASS IA

INDEX                                                      N/A

INDEX: 60-Day Treasury Bill Index, an unmanaged
index of short-term treasury bills
 .
Current 7-day yield as of December 31, 1999: _______%

Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 1999: _____%

Please call 1-800-862-6668 for the most recent current and effective yield information.


                                                [CALL OUT]

                                                SUB-ADVISER


                                                HIMCO

                                                PORTFOLIO MANAGER

                                                William H. Davison, Jr.

                                                   -     Senior Vice President
                                                         of HIMCO

                                                   -     Manager of the fund
                                                         since 1992

                                                   -     Joined HIMCO in 1990

                                                   -     Investment professional
                                                         since 1981

ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

USE OF OPTIONS AND FUTURES

Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts. Depending on the investment style of the fund these options and futures contracts may involve stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed only with approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund (other than the Money Market Fund) may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained by contacting the fund (see back cover for address and phone number).

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Health HLS Fund, Global Technology HLS Fund, Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, International Advisers HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund and Stock HLS Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $_____ billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109. The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1999 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $_____ billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

INDEX FUND

Net Asset Value                    Annual Rate
---------------                    -----------
All Assets                              0.400

MONEY MARKET FUND AND MORTGAGE SECURITIES FUND

Net Asset Value                    Annual Rate
---------------                    -----------
All Assets                              0.450%

BOND FUND AND STOCK FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS FUND, CAPITAL APPRECIATION FUND, DIVIDEND AND GROWTH FUND, GLOBAL
LEADERS FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND, INTERNATIONAL ADVISERS
FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND SMALL COMPANY FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                      0.950%
Next $250,000,000                       0.900%
Next $500,000,000                       0.850%
Amount Over $1 Billion                  0.750%

For the year ended December 31, 1999, the investment advisory fees and administrative fees paid to HL Advisors and Hartford Life, expressed as a percentage of net assets, were as follows:

FUND NAME                                          ANNUAL RATE
---------                                          -----------
Hartford Global Health HLS Fund(1)                       --
Hartford Global Technology HLS Fund(1)                   --
Hartford Advisers HLS Fund
Hartford Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Leaders HLS Fund
Hartford Growth and Income HLS Fund
Hartford High Yield HLS Fund
Hartford Index HLS Fund
Hartford International Advisers HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Money Market HLS Fund
Hartford Mortgage Securities HLS Fund
Hartford Small Company HLS Fund
Hartford Stock HLS Fund
        (1)Fund commenced operations in 2000.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

PURCHASE OF FUND SHARES

Fund shares are made available to serve as the underlying investment options for variable annuity and variable life insurance separate accounts of Hartford Life and for certain qualified retirement plans. Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") at their net asset value as defined under Determination of Net Asset Value.

     The funds offer two different classes of shares - Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus in connection with certain variable annuity products. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will have different share prices and performance. The Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of Class IB shares.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the funds simultaneously. Although Hartford Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

SALE AND REDEMPTION OF SHARES

 The Class IB shares of each fund are sold and redeemed by the fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 5085, Hartford, CT 06102-5085. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by a fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the funds.

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to these documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor.

The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the funds.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Fund's assets are valued at amortized cost.

The assets of the Money Market Fund are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's net asset value may take place at a time that is different than when prices are determined for certain foreign funds. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of net asset value.

DIVIDENDS

The shareholders of each fund are entitled to receive such dividends as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES

Contractholders and policyholders may exchange shares in each fund as indicated by the accompanying insurance product prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the contractholder/policyholder.

FEDERAL INCOME TAXES

Each fund has elected and intends to continue qualifying under Subchapter M of the Internal Revenue Code of 1986, as amended. Each fund intends to distribute all of its net income and gains to shareholders. Because the shares are purchased only through products that defer taxes, these distributions generally will not be considered taxable income to you at the time of distribution. When appropriate each fund will inform contractholders or policyholders of the amount and nature of such income and gains.

Each fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. Each fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the funds' shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate insurance product prospectus.

If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance product.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND, INC.                FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                  12/31/99          4/1/98 -
                                                                            12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.                 FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                            12/31/99          4/1/98 -
                                                                      12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND                            FINANCIAL HIGHLIGHTS


         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                            9/30/98 -
                                                   12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
----------------------------------------------- ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND                         FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                  12/31/99          5/29/98-
                                                                            12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND, INC.                               FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98 -
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.         FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/ /98-
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND, INC.                              FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                  4/1/98-
                                                          12/31/99        12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND, INC.                       FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98-
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND, INC.                               FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98 -
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND, INC.                            FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98-
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.              FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98-
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND, INC.                                FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    4/1/98 -
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate
Current Yield

(a)Excluding mortgage dollar rolls

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND, INC.                          FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                    9/30/98-
                                                          12/31/99          12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate
Current Yield

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND, INC.                 FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                     4/1/98-
                                                          12/31/99           12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate
Current Yield


(a)Excluding mortgage dollar rolls

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND, INC.                        FINANCIAL HIGHLIGHTS

         These tables are intended to help you understand each fund's financial performance of the Class IB shares since inception. The total returns in the table represent the rate that an investor in Class IB shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IB - PERIOD ENDED:                                                     4/1/98-
                                                          12/31/99           12/31/98
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------ ----------------- ----------------
Net asset value, beginning of period
Net investment income (loss)
Net realized and unrealized gain (loss) on
   investments
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on
       investments
   Return of capital
   Total from distributions
Net increase (decrease) in net asset value
Net asset value, end of period
TOTAL RETURN
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to
   average net assets
Portfolio turnover rate
Current Yield(a)
Effective Yield(a)

(a)The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in Washington, DC

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET:
www.sec.gov

SEC FILE NUMBERS:
Global Health                      811-08629
Global Technology                  811-08629
Capital Appreciation               811-04005
Dividend and Growth                811-08186
Global Leaders                     811-08629
Growth and Income                  811-08629
Index                              811-05045
Int'l Opportunities                811-06059
MidCap                             811-08185
Small Company                      811-07557
Stock                              811-02630
Advisers                           811-03659
Int'l Advisers                     811-08804
Bond                               811-03660
High Yield                         811-08629
Mortgage Securities                811-04201
Money Market                       811-03662


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                         HARTFORD GLOBAL HEALTH HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                          HARTFORD HIGH YIELD HLS FUND
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.


                          CLASS IA and CLASS IB SHARES

                                  P.O. Box 5085
                             Hartford, CT 06102-5085




      This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus. To obtain a free copy of the prospectus send a written request to: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085 or call 1-800-862-6668.


Date of Prospectus: May 1, 2000
Date of Statement of Additional Information: May 1, 2000

TABLE OF CONTENTS                                                           PAGE


GENERAL INFORMATION............................................................3
INVESTMENT OBJECTIVES AND POLICIES.............................................3
MANAGEMENT OF THE HLS FUNDS...................................................15
INVESTMENT MANAGEMENT ARRANGEMENTS............................................19
HLS FUND EXPENSES.............................................................22
DISTRIBUTION ARRANGEMENTS.....................................................23
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................24
DETERMINATION OF NET ASSET VALUE..............................................26
PURCHASE AND REDEMPTION OF SHARES.............................................27
OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS.................................27
INVESTMENT PERFORMANCE........................................................28
TAXES.........................................................................35
CUSTODIAN.....................................................................37
TRANSFER AGENT SERVICES.......................................................37
DISTRIBUTOR...................................................................37
INDEPENDENT PUBLIC ACCOUNTANTS................................................37
OTHER INFORMATION.............................................................37
FINANCIAL STATEMENTS..........................................................38

                               GENERAL INFORMATION

      This SAI relates to seventeen mutual funds (each a "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford Life") and for certain qualified retirement plans. Each HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment adviser and Hartford Life Insurance Company ("Hartford Life") is the administrator of each HLS Fund. HL Advisors and Hartford Life are indirect majority owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $130 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") and the Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, are sub-advisers to certain of the HLS Funds. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services Company ("HIFSCO"), an affiliate of The Hartford, is the investment manager to that fund family.


                       INVESTMENT OBJECTIVES AND POLICIES

A.    FUNDAMENTAL RESTRICTIONS OF THE FUNDS


      Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.



      The investment objective and principal investment strategies of each HLS Fund are set forth in the Prospectus. Set forth below are the fundamental investment policies applicable to each HLS Fund followed by the non-fundamental policies applicable to each HLS Fund.



      Each HLS Fund may not:


      1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, and the following practices when a segregated account has been established to cover such transactions or when an offsetting position has been established by the HLS Fund are not deemed to be issuances of senior securities: the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the HLS Fund's investment policies, and reverse repurchase agreements and mortgage dollar rolls.


      2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. Although reverse repurchase agreements, mortgage dollar rolls, short sales against the box, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending are not subject to this restriction, in most cases a segregated account will be set up to cover such transactions.

      3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a HLS Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").



      4. Purchase or sell real estate, except that an HLS Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts) (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the HLS Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.



      5. Invest in commodities, except that an HLS Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the HLS Fund's investment policies.



      6. Make loans, except that an HLS Fund (i) may lend portfolio securities in accordance with the HLS Fund's investment policies in amounts up to 33-1/3% of the HLS Fund's total assets taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the HLS Fund may invest consistent with its investment policies.



      7. Except for the Global Health HLS Fund and Global Technology HLS Fund as described below, purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or authorities.



      In addition, each HLS Fund, except the Global Health HLS Fund and Global Technology HLS Fund, will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of an HLS Fund's total assets, a Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if



      (a) such purchase would cause more than 5% of the HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or



      (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the HLS Fund.



      Each of the Global Health HLS Fund and Global Technology HLS Fund will operate as a non-diversified "concentrated fund" within the interpretation of the Securities and Exchange Commission of the 1940 Act. This means that each of the Global Health HLS Fund and Global Technology HLS Fund is permitted to invest more than 25% of each fund's net assets in a particular industry or group of industries and, with respect to 50% of each fund's assets, invest more than 5% of each fund's net assets in a particular issuer.



      If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of an HLS Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section.



      In order to permit the sale of shares of the HLS Funds in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of an HLS Fund and its shareholders, the HLS Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.


B.    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

      The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.


      Each HLS Fund may not:



      1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account or securities lending arrangements. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options is not deemed to be a pledge or other encumbrance.



      2. Purchase any securities on margin (except that an HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities (except short sales against the box) or maintain a short position. The deposit or payment by an HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.



      3. Purchase securities which are illiquid if, as a result of any such purchase, more than 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities.



      4. Purchase securities while outstanding borrowings exceed 5% of an HLS Fund's total assets.



      5. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.



      6. Invest for the purpose of exercising control over or management of any company.



      7. Borrow money, engage in reverse repurchase agreements or engage in activities which are the economic equivalent of borrowing if the combination of such activities exceeds 33-1/3% of an HLS Fund's total assets.



      If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of an HLS Fund's assets will not be considered a violation of the restriction.

                                    ALL FUNDS

      U.S. TREASURY DEPARTMENT DIVERSIFICATION REGULATIONS. The U.S. Treasury Department has issued diversification regulations under Section 817 of the Internal Revenue Code. If a mutual fund underlying a variable contract, other than a pension plan contract, is not adequately diversified within the terms of these regulations, the contract owner will have adverse income tax consequences. These regulations provide, among other things, that a mutual fund shall be considered adequately diversified if (i) no more than 55% of the value of the assets in the fund is represented by any one investment; (ii) no more than 70% of the value of the assets in the fund is represented by any two investments; (iii) no more than 80% of the value of the assets in the fund is represented by any three investments and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer.



      MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.



      MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund which may hold cash and invest in money market instruments at any time, all other HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management. Such HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.



      Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.






      REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate.



      Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The HLS Fund's Board of Directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.



      HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.



      REVERSE REPURCHASE AGREEMENTS Each HLS Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value. An HLS Fund will establish a segregated account with the HLS Fund's custodian bank in which an HLS Fund will maintain cash, cash equivalents, U.S. government securities or other high quality debt securities equal in value to an HLS Fund's obligations in respect of reverse repurchase agreements. An HLS Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the particular HLS Fund equals more than 33-1/3% of the value the HLS Fund's total assets.



      DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund
only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund only); and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.



      INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.



      HIGH YIELD-HIGH RISK SECURITIES Each of the Global Health HLS Fund, Global Technology HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, MidCap HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund and International Opportunities HLS Fund is permitted to invest up to 5%, and the International Advisers HLS Fund is permitted to invest up to 15%, of its assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (i.e., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.



      MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and

Mortgage Securities HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.



      The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.



      The mortgage securities in which each HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.



      ASSET-BACKED SECURITIES The Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and the Money Market HLS Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

      EQUITY SECURITIES Each HLS Fund except the Bond HLS Fund and High Yield HLS Fund as described below and except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest all or a portion of their assets in equity securities which include common stocks, preferred stocks (including convertible preferred stock) and rights to acquire such securities. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.



      SMALL CAPITALIZATION SECURITIES All HLS Funds except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small Capitalization Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.



      NON-U.S. ISSUERS Each HLS Fund is permitted to invest a portion of its assets in securities of non-U.S. issuers, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. Generally, a non-U.S. company is considered to be a company that is domiciled in a country other than the United States. When selecting securities of non-U.S. issuers, HIMCO or Wellington Management will evaluate the economic and political climate and the PRINCIPAL securities markets of the country in which an issuer is located.



      The Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Growth and Income HLS Fund, Small Company HLS Fund, MidCap HLS Fund, Stock HLS Fund and Advisers HLS Fund are permitted to invest up to 20% of their assets in non-U.S. issuers. The Money Market HLS Fund may invest up to 25% of its assets (provided such assets are U.S. dollar denominated), the High Yield HLS Fund and Bond HLS Fund are permitted to invest up to 30% of their assets, and each of the International Opportunities HLS Fund and International Advisers HLS Fund may invest 100% of its assets in such issuers. Each of the High Yield HLS Fund and Bond HLS Fund may also invest up to 10% of their total assets in securities denominated in foreign currencies. The Global Leaders HLS Fund invests in at least five countries, one of which is the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country.


      Investing in securities issued by non-U.S. issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about non-U.S. issuers compared with U.S. issuers. For example, non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.


      Investing in non-U.S. sovereign debt will expose an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.



      From time to time, each of the International Advisers HLS Fund, Bond HLS Fund and High Yield HLS Fund may invest up to 15%, 20% and 30% of their respective total assets, and the Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund and International Opportunities HLS Fund may invest up to 25% of their assets in securities of issuers located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Although each of the High Yield HLS Fund and Bond HLS Fund may invest up to 30% of its assets in assets of non-U.S. issuers, only 1/3 of such amount (10% of total assets) may be represented or exposed to non-U.S. currency risk.



      CURRENCY TRANSACTIONS Each HLS Fund, except the Index HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.


      Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based ON the notional difference between or among two or more currencies. See "Swap Agreements."



      The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.



      The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.



      OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.


      An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.



      The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular HLS Fund holds in its portfolio or that it intends to purchase. For example, if an HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if an HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.



      Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.



      An HLS Fund may write covered options only. "Covered" means that, so long as an HLS Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. An HLS Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.



      To hedge against fluctuations in currency exchange rates, an HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

      The HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with an HLS Fund's investment objectives and policies.



      Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When an HLS Fund writes a covered option on an index, an HLS Fund will be required to deposit and maintain with a custodian cash or high-grade, liquid short-term debt securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the HLS Fund will deposit with the custodian cash or high-grade, liquid short-term debt securities equal in value to the deficiency.



      To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of an HLS Fund's assets at risk to 5%.



      Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that an HLS Fund would have been in a better position had it not used such a strategy at all.

      SWAP AGREEMENTS Each HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.


      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.


      Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.



      The HLS Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with an HLS Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the HLS Fund's custodian in a segregated account. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will maintain in the segregated account the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.



      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid securities.



      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.



      ILLIQUID SECURITIES Each HLS Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase more than 10% of the Money Market HLS Fund's net assets or 15% of each other HLS Fund's net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine an HLS Fund's net asset value. Each HLS Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. An HLS Fund may not be able to sell illiquid securities when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.



      Under current interpretations of the SEC Staff, the following types of securities in which an HLS Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which an HLS Fund may invest that are not readily marketable.



      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. An HLS Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the HLS Fund's purchase commitments; likewise an HLS Fund will segregate securities sold on a delayed-delivery basis.



      OTHER INVESTMENT COMPANIES Each HLS Fund, except the Index HLS Fund and Money Market HLS Fund, is permitted to invest in other investment companies. The investment companies in which an HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, an HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund; or (3) more than 5% of the HLS Fund's assets would be invested in any one such investment company.



      PORTFOLIO SECURITIES LENDING Each of the HLS Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective HLS Fund. While the securities are on loan the borrower will pay the respective HLS Fund any income accruing thereon.



      Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any HLS Fund is not more than 33-1/3% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).


                           MANAGEMENT OF THE HLS FUNDS

      The business of each HLS Fund is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The directors and officers of the HLS Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the HLS Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.



                                     POSITION
            NAME, ADDRESS, AGE       HELD WITH                 PRINCIPAL OCCUPATIONS HELD
                                      THE HLS                   DURING LAST 5 YEARS
                                       FUNDS
--------------------------------------------------------------------------------------------------------------
ROBERT J. CLARK (age 67)                Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                    American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                    Previously, Mr. Clark served in positions of increasing
                                                       responsibility with Aetna Life & Casualty Company
                                                       from 1955 to 1989 retiring as President of the
                                                       Commercial Insurance Division. Mr. Clark is also an
                                                       active director or trustee with Hartford Health Care
                                                       Corporation, Hartford Hospital, CHS Insurance, Ltd.
                                                       and St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 67)         Director       Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                     College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                College, St. Francis Hospital, Connecticut Higher
                                                       Education Student Loan Administration, and The
                                                       National Conference (Greater Hartford Board of
                                                       Directors).



                                      -15-


                                     POSITION
            NAME, ADDRESS, AGE       HELD WITH                 PRINCIPAL OCCUPATIONS HELD
                                      THE HLS                   DURING LAST 5 YEARS
                                       FUNDS
--------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL (age 69)       Director       The Honorable William A. O'Neill served as Governor
Box 360                                                of the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                 presently retired.

MILLARD HANDLEY PRYOR, JR. (age 66)     Director       Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                  Clark Company, Hartford, Connecticut, since June,
Bloomfield, CT 06002                                   1992. He served as Chairman and Chief Executive
                                                       Officer of Corcap, Inc. from 1988-1992. In addition,
                                                       Mr. Pryor is a Director of Pryor & Clark Company,
                                                       Corcap, Inc., the Wiremold Company, Hoosier
                                                       Magnetics, Inc., Infodata Systems, Inc. and Pacific
                                                       Scientific Corporation.

LOWNDES ANDREW SMITH* (age 60)          Director and   Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                           Chairman       Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                President and Chief Executive Officer of Hartford Life,
                                                       Inc. since February, 1997, and as President and Chief
                                                       Operating Officer of The Hartford Life Insurance
                                                       Companies since January, 1989. He was formerly
                                                       Senior Vice President and Group Comptroller of The
                                                       Hartford Insurance Group from 1987-1989. He has
                                                       been a Director of Connecticut Children's Medical
                                                       Center since 1993, a Director of American Counsel of
                                                       Life Insurance from 1993-1996 and 1998-present, and a
                                                       Director of Insurance Marketplace Standards
                                                       Association from 1996 to present. Mr. Smith is also
                                                       President and a Director of HIFSCO and HL Advisors.

JOHN KELLEY SPRINGER (age 68)           Director       Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                      Inc. From 1986 to 1997 he served as Chief Executive
Hartford, CT 06103                                     Officer of Connecticut Health System, Inc. Formerly,
                                                       he served as the Chief Executive Officer of Hartford
                                                       Hospital, Hartford, Connecticut (June, 1976 - August,
                                                       1989). He is also a Director of Hartford Hospital, and
                                                       CHS Insurance Ltd. (Chairman).



                                      -16-


                                     POSITION
            NAME, ADDRESS, AGE       HELD WITH                 PRINCIPAL OCCUPATIONS HELD
                                      THE HLS                   DURING LAST 5 YEARS
                                       FUNDS
--------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI (age 39)          President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                    and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                    Investment Strategy for Hartford Life, Inc. Mr.
                                                       Znamierowski previously was Vice President,
                                                       Investment Strategy and Policy with Aetna Life &
                                                       Casualty Company from 1991 to 1996 and held several
                                                       positions including Vice President, Corporate Finance
                                                       with Solomon Brothers from 1986 to 1991. Mr.
                                                       Znamierowski is also a Director and Senior Vice
                                                       President of HIFSCO and a Director and Managing
                                                       Director with HL Advisors.

PETER CUMMINS (age 62)                  Vice           Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                          President      1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                marketing of the Investment Products Division of
                                                       Hartford Life Insurance Company. He is also a Director
                                                       and Senior Vice President of HIFSCO and a Director
                                                       and Managing Director of HL Advisors.

ANDREW WILLIAM KOHNKE (age 41)          Vice           Mr. Kohnke serves as Managing Director and a
55 Farmington Avenue                    President      Director of HIMCO.  Previously he served as Vice
Hartford, CT 06105                                     President of HIMCO (1986-1996) and Investment
                                                       Manager for HIMCO (1983-1986). Mr. Kohnke is also
                                                       a Director and Managing Director of HL Investment
                                                       Advisors, LLC ("HL Advisors") and a Director and
                                                       Senior Vice President of HIFSCO and a Director and
                                                       Managing Director of HL Advisors.

THOMAS MICHAEL MARRA (age 41)           Vice           Mr. Marra has served as an Executive Vice President
P.O. Box 2999                           President      since 1996, and as Senior Vice President and Director
Hartford, CT 06104-2999                                since 1994 of the Investment Products Division of
                                                       Hartford Life Insurance Company. Mr. Marra is also a
                                                       Director and Executive Vice President of HIFSCO. Mr.
                                                       Marra joined Hartford Life Insurance Company in 1980
                                                       and a Director and Managing Director of HL Advisors.

CHARLES MINER O'HALLORAN (age 52)       Vice           Mr. O'Halloran has served as Senior Vice President
Hartford Plaza                          President      since January, 1998, Corporate Secretary from 1996 to
Hartford, CT 06115                      and Secretary  1998, Vice President since 1994 and Senior Associate
                                                       General Counsel since 1988 of The Hartford Financial
                                                       Services Group, Inc. Mr. O'Halloran is also a Director,
                                                       Secretary and General Counsel of HIMCO.


                                      -17-


                                     POSITION
            NAME, ADDRESS, AGE       HELD WITH                 PRINCIPAL OCCUPATIONS HELD
                                      THE HLS                   DURING LAST 5 YEARS
                                       FUNDS
--------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY (age 47)             Controller     Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                           and            Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                 Treasurer      Life Insurance Company since 1987.


KEVIN J. CARR (age 45)                  Assistant      Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                    Secretary      1999, Counsel since November 1996 and Associate
Hartford, CT 06105                      and Counsel    Counsel since November 1995, of The Hartford
                                                       Financial Services Group, Inc. Formerly he served as
                                                       Counsel of Connecticut Mutual Life Insurance
                                                       Company from March 1995 to November 1995 and
                                                       Associate Counsel of 440 Financial Group of Worcester
                                                       from 1994 to 1995. Mr. Carr is also Counsel and
                                                       Assistant Secretary of HL Advisors and HIFSCO and
                                                       Assistant Secretary of HIMCO.

CHRISTOPHER JAMES COSTA (age 35)        Assistant      Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                           Secretary      Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                Formerly he served as the Tax Manager and Assistant
                                                       Treasurer of The Phoenix Mutual Funds from June
                                                       1994 to June 1996 and as a Tax Consultant with Arthur
                                                       Andersen LLP from September 1990 to June 1994.



      An Audit Committee and Nominating Committee have been appointed for each fund. Each Committee is made up of those directors who are not "interested persons" of the HLS Fund.



      All board members and officers of the HLS Funds are also board members and officers of The Hartford Mutual Funds, Inc., a family of mutual funds with fourteen portfolios.



      COMPENSATION OF OFFICERS AND DIRECTORS The HLS Funds pay no salaries or compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the HLS Fund to the non-interested Directors for the 1999 fiscal year and certain other information:

                                                    Pension Or                                Total Compensation
                               Aggregate            Retirement Benefits    Estimated Annual   From the HLS Funds
                               Compensation From    Accrued As Part Of     Benefits Upon      And Fund Complex
Name of Person, Position       the HLS Funds        HLS Fund Expenses      Retirement         Paid To Directors*
--------------------------------------------------------------------------------------------------------------------
Joseph Biernat, Director                                   $0                   $0
(Retired July 1999)

Robert J. Clark, Director                                  $0                   $0

Winifred E. Coleman,
Director                                                   $0                   $0

William A. O'Neill, Director                               $0                   $0

Millard H. Pryor, Director                                 $0                   $0

John K. Springer, Director                                 $0                   $0



      *As of December 31, 1999, there were twenty-seven funds in the Complex (including the HLS Funds).



      OTHER INFORMATION ABOUT THE HLS FUNDS Each HLS Fund, except for the Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund and High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund and High Yield HLS Fund are diversified series of Hartford Series HLS Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each HLS Fund have been divided into Class IA and Class IB. The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of each HLS Fund. The organization dates of each HLS Fund are as follows: Global Health HLS Fund, 2000; Global Technology HLS Fund, 2000; Capital Appreciation HLS Fund, 1983; Dividend and Growth HLS Fund, 1994; Global Leaders HLS Fund, 1998; Growth and Income HLS Fund, 1998; Index HLS Fund, 1987; International Opportunities HLS Fund, 1990; MidCap HLS Fund, 1997; Small Company HLS Fund, 1996; Stock HLS Fund, 1977; Advisers HLS Fund, 1983; International Advisers HLS Fund, 1995; Bond HLS Fund, 1977; High Yield HLS Fund, 1998; Mortgage Securities HLS Fund, 1985, and Money Market HLS Fund, 1980.



      As of January 31, 2000, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.

                       INVESTMENT MANAGEMENT ARRANGEMENTS


      Each HLS Fund has entered into an investment advisory agreement with HL Investment Advisors, LLC ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of each HLS Fund's Board of Directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. In addition, Hartford Life, a corporate affiliate of HL Advisors and HIMCO, provides administrative services to the HLS Funds including administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Fund, each HLS Fund pays for these services directly.



      With respect to the Global Health HLS Fund, Global Technology HLS Fund, Small Company HLS Fund, Capital Appreciation HLS Fund, International Advisers HLS Fund, International Opportunities HLS Fund, MidCap

HLS Fund, Stock HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund and Advisers HLS Fund, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company ("Wellington Management"). Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund. HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund.



      As provided by the investment advisory agreements, each HLS Fund pays HL Advisors an investment advisory fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective HLS Fund's average daily net asset value. HL Advisors, not any HLS Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised HLS Funds.



      No person other than HL Advisors, HIMCO or Wellington Management and their directors and employees regularly furnishes advice to the HLS Funds with respect to the desirability of the HLS Funds investing in, purchasing or selling securities. HIMCO and Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.



      Securities held by any HLS Fund may also be held by other funds and other clients for which HIMCO, Wellington Management or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any HLS Fund or client accounts (including other funds) for which HIMCO or Wellington Management act as an investment adviser, (including the HLS Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HIMCO, Wellington Management or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.



      For the last three fiscal years, each HLS Fund has paid the following advisory fees to HL Advisors:



HLS FUND NAME                                                  1999                1998                 1997
-------------                                                  ----                ----                 ----
Global Health HLS Fund(1)                                      ---                  ---                 ---
Global Technology HLS Fund(1)                                  ---                  ---                 ---
Capital Appreciation HLS Fund                                                     $23,148,831         $18,471,888
Dividend and Growth HLS Fund                                                      $11,746,871          $6,910,062
Global Leaders HLS Fund(2)                                                                              ---
Growth and Income HLS Fund(2)                                                                           ---
Index HLS Fund                                                                     $2,931,531          $1,771,465
International Opportunities HLS Fund                                               $5,838,942          $5,565,620
MidCap HLS Fund(3)                                                                   $449,736             $28,186
Small Company HLS Fund                                                             $1,511,160            $657,507
Stock HLS Fund                                                                    $15,103,808         $10,265,666
Advisers HLS Fund                                                                 $43,114,112         $31,252,771
International Advisers HLS Fund                                                    $1,429,470            $926,609
Bond HLS Fund                                                                      $2,165,188          $1,422,689
High Yield HLS Fund(2)                                                                                  ---
Mortgage Securities HLS Fund                                                         $838,841            $802,900


                                      -20-


Money Market HLS Fund                                                              $1,756,465          $1,436,068



(1) Fund commenced operations in 2000

(2) Portion of advisory fee waived for 1998

(3) Portion of advisory fee waived for 1997



      Pursuant to the investment advisory agreement, investment sub-advisory and investment services agreements neither HL Advisors, HIMCO nor Wellington Management is liable to the HLS Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.



      HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 1999, HL Advisors had approximately $___________ billion in assets under management. HL Advisors is a majority owned indirect subsidiary of The Hartford. HIMCO, whose principal business addresses is 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 1999, HIMCO and its wholly-owned subsidiary had approximately $__________ billion in assets under management.



      Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999, Wellington Management had investment management authority with respect to approximately $______________ billion in assets. Wellington Management is a Massachusetts Limited Liability Partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.



      The investment advisory agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the HLS Fund including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the respective HLS Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that HLS Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment advisory agreement.



      HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the HLS Funds including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

      Each fund and each adviser, sub-adviser and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each fund's shareholders. Under each Code of Ethics investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.



                             HLS FUND ADMINISTRATION



      An Administrative Services Agreement between each HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, although the HLS Funds pay for these services directly. See "Expenses of the Funds." As compensation for the services to be performed by Hartford Life, each HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .20% of the average daily net assets of the HLS Fund. In addition to the administrative services fee Hartford Life is compensated for fund accounting services at a competitive market rate.



      For the last three fiscal years, each HLS Fund has paid the following administrative fees to Hartford Life:



HLS FUND NAME                                                  1999                1998                 1997
-------------                                                  ----                ----                 ----
Global Health HLS Fund(1)                                      ---                  ---                 ---
Global Technology HLS Fund(1)                                  ---                  ---                 ---
Capital Appreciation HLS Fund                                                      $9,497,866          $7,245,777
Dividend and Growth HLS Fund                                                       $4,656,224          $2,486,421
Global Leaders HLS Fund                                                                $2,027           ---
Growth and Income HLS Fund                                                            $12,712           ---
Index HLS Fund                                                                     $2,669,517          $1,550,032
International Opportunities HLS Fund                                               $2,115,423          $1,931,542
MidCap HLS Fund                                                                      $144,116              $9,636
Small Company HLS Fund                                                               $481,386            $200,110
Stock HLS Fund                                                                    $10,675,568          $6,879,714
Advisers HLS Fund                                                                 $18,087,300         $12,508,493
International Advisers HLS Fund                                                      $453,310            $282,011
Bond HLS Fund                                                                      $1,314,094            $794,107
High Yield HLS Fund                                                                    $6,684            $794,107
Mortgage Securities HLS Fund                                                         $609,614            $562,030
Money Market HLS Fund                                                              $1,284,777          $1,005,248

(1) Fund commenced operations in 2000.



                                HLS FUND EXPENSES



      Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under each HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS


      Each fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.


      Each fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each fund's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.


      Pursuant to the Plan, each fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed, the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.


      Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to Variable Contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These plans are considered compensation type plans which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.


      In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each fund's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.



      The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).



      For the fiscal year ended December 31, 1999, the following 12b-1 fees were paid by the HLS Funds:



                              HLS FUND NAME                          CLASS IB SHARES
                              -------------                          ---------------
               Global Health HLS Fund(1)                                     ---
               Global Technology HLS Fund(1)                                 ---
               Capital Appreciation HLS Fund
               Dividend and Growth HLS Fund
               Global Leaders HLS Fund
               Growth and Income HLS Fund
               Index HLS Fund
               International Opportunities HLS Fund
               MidCap HLS Fund
               Small Company HLS Fund
               Stock HLS Fund
               Advisers HLS Fund
               International Advisers HLS Fund
               Bond HLS Fund
               High Yield HLS Fund
               Mortgage Securities HLS Fund                                  ---
               Money Market HLS Fund

                              (1) Fund commenced operation in 2000.


      The entire amount of 12b-1 fees listed above were paid to broker-dealers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, HIMCO and Wellington Management are primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the HLS Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the HLS Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the HLS Funds.



      HIMCO and Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

      While HIMCO and Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, dealers who provide supplemental investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, an HLS Fund will be benefited by such supplemental research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the sub-investment advisory agreement. The expenses of HIMCO and Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the HLS Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.



      Investment decisions for the HLS Funds will be made independently from those of any other clients that may be (or in the future may be) managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of each HLS Fund's Board of Directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue).



      For the last three years, each HLS Fund has paid the following brokerage commissions:



FUND NAME                                                              1999             1998            1997
---------                                                              ----             ----            ----
Global Health HLS Fund(1)                                               ---              ---             ---
Global Technology HLS Fund(1)                                           ---              ---             ---
Capital Appreciation HLS Fund                                                          $6,278,243      $6,360,557
Dividend and Growth HLS Fund                                                           $3,315,868      $1,876,099
Global Leaders HLS Fund(4)                                                                 $8,481        ---
Growth and Income HLS Fund(4)                                                             $13,302        ---
Index HLS Fund                                                                           $163,000         $66,985
International Opportunities HLS Fund                                                   $8,353,895      $4,019,255
MidCap HLS Fund(2)                                                                       $277,583         $18,881
Small Company HLS Fund                                                                 $1,237,532        $563,124
Stock HLS Fund                                                                         $3,533,875      $2,552,822
Advisers HLS Fund                                                                      $3,712,596      $2,994,604
International Advisers HLS Fund                                                        $1,084,719        $436,813
Bond HLS Fund(2)                                                        N/A              N/A             N/A
High Yield HLS Fund(3)                                                  N/A              N/A             ---
Mortgage Securities HLS Fund(2)                                         N/A              N/A             N/A
Money Market HLS Fund(2)                                                N/A              N/A             N/A

        (1) Commenced operations in 2000.
        (2) Commenced operations in 1997.
        (3) No brokerage commissions were paid in 1997, 1998 or 1999 by the Bond HLS Fund, Mortgage Securities HLS Fund or Money Market HLS Fund.
        (4) Commenced operations in 1998.

      Changes in the amounts of brokerage commissions paid reflect changes in portfolio turnover rates.


      Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.


                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of each HLS Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the HLS Funds' Prospectus. The HLS Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each HLS Fund other than the Money Market HLS Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other HLS Funds' short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.



      Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the HLS Funds' Board of Directors.



      The net asset value per share of the Money Market HLS Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all HLS Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.



      The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The Company's Board of Directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).

                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of HLS Fund shares, see "Purchase of Fund Shares" in the HLS Funds' Prospectus.



      For a description of how a shareholder may have an HLS Fund redeem his/her shares, or how he/she may sell shares, see "Sale and Redemption of Shares" in the HLS Funds' Prospectus.


SUSPENSION OF REDEMPTIONS


      An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or for such other periods as the Securities and Exchange Commission may permit for the protection of investors.



                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS



      CAPITAL STOCK The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.



      Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all HLS shares held in Hartford Life's separate accounts. The shares are held for the benefit of Hartford Life's contractholders and policy owners. In addition to Hartford Life, the following entity owns 5% or more of each class of HLS shares.



      As of December 31, 1999, HL Advisors owned shares in the following HLS
Funds:



                         FUND                      PERCENTAGE OF OWNERSHIP
                         ----                      -----------------------
                                                CLASS IA              CLASS IB
                                                --------              --------
         Global Leaders HLS Fund                   %                     0%
         Growth and Income HLS Fund                %                     0%
         High Yield HLS Fund                       %                     0%
         MidCap HLS Fund                           %                     0%



      VOTING Under each HLS Fund's multi-class system, shares of each class of an HLS Fund represent an equal pro rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the HLS Fund's Board of Directors are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares adopted pursuant to Rule 12b-1 under the 1940 Act. Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan for Class IB shares that could materially increase fees, will be voted on only by the affected class. Hartford Life, or its affiliates, is the shareholder of record for all HLS Funds. Hartford Life will vote all HLS Fund shares, pro rata, according to the written instructions of the contract owners of the variable annuity contracts and the policy holders of the variable life contracts issued by it using the HLS Funds as investment vehicles. This position is consistent with the policy of the SEC staff.



      OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights and are redeemable as set forth under "Purchase and Redemption of Shares." Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.



      Each HLS Fund's Articles of Incorporation provides that the Directors, officers and employees of the HLS Fund may be indemnified by the HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws. The HLS Fund's Bylaws provide that the HLS Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the HLS Fund. Neither the Articles of Incorporation nor the Bylaws authorize the HLS Fund to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.



                             INVESTMENT PERFORMANCE

MONEY MARKET HLS FUND



      In accordance with regulations prescribed by the SEC, the HLS Fund is required to compute the Money Market HLS Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.



      The SEC also permits the HLS Fund to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.



      The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, and its operating expenses.

      For the seven-day period ending December 31, 1999 the Money Market HLS Fund's annualized yield for Class IA and Class IB was _____% and _____% respectively. For the same period the effective yield for Class IA and Class IB was _____% and _____% respectively


Example:

      Assumptions:

      Value of a hypothetical pre-existing account with exactly one share at the beginning of the period: $1.000000


      Value of the same account* (excluding capital changes) at the end of the seven day period: $1.__________


      *This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.


     Calculation:
      Ending account value                                                       $1.__________
      Less beginning account value                                                    1.000000

      Net change in account value                                                 $.__________
      Base period return:
      (adjusted change/beginning account value)
      $.__________/$1.000000 = $.__________
      Current yield =                              $.__________ X (365/7) =
                                                   __________%
      Effective yield =                            (1 + .__________)^(365/7) - 1 =
                                                   __________%

      The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

OTHER FUNDS


      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:


                         P(1+T) TO THE POWER OF n = ERV
Where:
P      =  a hypothetical initial payment of          n     =  number of years
          $1,000, less the maximum sales load
          applicable to a Fund                       ERV   =  ending redeemable
                                                              value of the
T      =  average annual total return                         hypothetical
                                                              $1,000 initial
                                                              payment made at
                                                              the beginning of
                                                              the designated
                                                              period (or
                                                              fractional portion
                                                              thereof)

      The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.



      One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.



      Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.



      Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.



      In contrast to Class IA shares, the Class IB shares are new and charge 12b-1 fees to cover distribution expenses. Because the historical performance of Class IA shares may be helpful to a prospective investor's decision, the HLS Funds may advertise standard average annual total return for Class IA shares and, when available, Class IB shares.



      The chart below sets forth certain performance information as of December 31, 1999 for the Class IA and Class IB shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.



      The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return, and yield where applicable, for each HLS Fund, except Global Health HLS Fund and Global Technology HLS Fund, through December 31, 1999. Each of Global Health HLS Fund and Global Technology HLS Fund commenced operations in 2000.



                                                       TOTAL RETURN                         YIELD
                                            --------------------------------------------------------------
HLS FUND                                       SINCE                        5         10        SEC 30-
(INCEPTION DATE)                             INCEPTION        1 YEAR      YEARS      YEARS     DAY YIELD
                                             ---------        ------      -----      -----     ---------
Capital Appreciation HLS Fund
   Class IA (April 2, 1984)                          %             %          %          %
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Dividend and Growth HLS Fund
   Class IA (March 8, 1994)                          %             %          %      N/A


                                      -30-


                                                       TOTAL RETURN                         YIELD
                                            --------------------------------------------------------------
HLS FUND                                       SINCE                        5         10        SEC 30-
(INCEPTION DATE)                             INCEPTION        1 YEAR      YEARS      YEARS     DAY YIELD
                                             ---------        ------      -----      -----     ---------
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Global Leaders HLS Fund
   Class IA (September 30, 1998)                     %             %      N/A        N/A
   Class IB (September 30, 1998)                     %             %      N/A        N/A
Growth and Income HLS Fund
   Class IA (May 29, 1998)                           %             %      N/A        N/A
   Class IB (May 29, 1998)                           %             %      N/A        N/A
Index HLS Fund
   Class IA (May 1, 1987)                            %             %          %          %
   Class IB (April 1, 1998)                          %             %      N/A        N/A
International Opportunities HLS Fund
   Class IA (July 2, 1990)                           %             %          %      N/A
   Class IB (April 1, 1998)                          %             %      N/A        N/A
MidCap HLS Fund
   Class IA (July 15, 1997)                          %             %      N/A        N/A
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Small Company HLS Fund
   Class IA (August 9, 1996)                         %             %      N/A        N/A
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Stock HLS Fund
   Class IA (August 31, 1977)                        %             %          %          %
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Advisers HLS Fund
   Class IA (March 31, 1983)                         %             %          %          %
   Class IB (April 1, 1998)                          %             %      N/A        N/A
International Advisers HLS Fund
   Class IA (March 1, 1995)                          %             %      N/A        N/A
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Bond HLS Fund
   Class IA (August 31, 1977)                        %             %          %          %             %
   Class IB (April 1, 1998)                          %             %      N/A        N/A               %
High Yield HLS Fund
   Class IA (September 30, 1998)                    %*             %      N/A        N/A               %
   Class IB (September 30, 1998)                    %*             %      N/A        N/A               %
Mortgage Securities HLS Fund
   Class IA (January 1, 1985)                        %             %          %          %             %
   Class IB (April 1, 1998)                          %             %      N/A        N/A
Money Market HLS Fund
   Class IA (June 30, 1980)                          %             %          %          %             %
   Class IB (April 1, 1998)                          %             %      N/A        N/A               %
         *Not Annualized



      Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends, Capital Gains and Taxes" in the HLS Funds' Prospectus).



      Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.



      STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                   -              -
                                  | a-b       6    |
                                 2|(---)  + 1)  - 1|
                                  | cd             |
                                   -              -

Where:
a      =  net investment income             c     =  the average daily number of
          earned during the period                   shares of the subject class
          attributable to the subject                outstanding during the
          class                                      period that were entitled
b      =  net expenses accrued for the               to receive dividends
          period attributable to the        d     =  the maximum offering price
          subject class                              per share of the subject

      Net investment income will be determined in accordance with rules established by the SEC.


      NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.



      GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.


      The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

      The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

      The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

      The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

      The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

      The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

      The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

      The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

      The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

      The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.


      The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 87 names in the Index.



      The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National

Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 159 names in the Index.



      In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.



      Each HLS Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:


Across the Board
Advertising Age
Adviser's Magazine
Adweek
Agent
American Banker
American Agent and Broker
Associated Press
Barron's
Best's Review
Bloomberg
Broker World
Business Week
Business Wire
Business News Features
Business Month
Business Marketing
Business Daily
Business Insurance
California Broker
Changing Times
Consumer Reports
Consumer Digest
Crain's
Dow Jones News Service
Economist
Entrepreneur
Entrepreneurial Woman
Financial Services Week
Financial World
Financial Planning
Financial Times
Forbes
Fortune
Hartford Courant
Inc
Independent Business
Institutional Investor
Insurance Forum
Insurance Advocate
  Independent
Insurance Review Investor's
Insurance Times
Insurance Week
Insurance Product News
Insurance Sales
Investment Dealers Digest
Investment Advisor
Journal of Commerce
Journal of Accountancy
Journal of the American Society
  of CLU & ChFC
Kiplinger's Personal Finance
Knight-Ridder
Life Association News
Life Insurance Selling
Life Times
LIMRA's MarketFacts
Lipper Analytical Services, Inc.
MarketFacts
Medical Economics
Money
Morningstar, Inc.
Nation's Business
National Underwriter
New Choices (formerly 50 Plus)
New England Business
New York Times
Pension World
Pensions & Investments
Professional Insurance Agents
Professional Agent
Registered Representative
Reuter's
Rough Notes
Round the Table
Service
Success

The Standard
The Boston Globe
The Washington Post
Tillinghast
Time
U.S. News & World Report
U.S. Banker
United Press International
USA Today
Value Line
Wall Street Journal
Wiesenberger Investment
Working Woman


      From time to time the HLS Fund may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.



      The HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and will reduce an investor's return under the insurance product.

                                     TAXES


      Each HLS Fund is treated as a separate entity for accounting and tax purposes. Each HLS Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each HLS Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.



      Each HLS Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each HLS Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.



      If an HLS Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.



      Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.



      Some HLS Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.



      For Federal income tax purposes, each HLS Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable HLS Fund and would not be distributed as such to shareholders.



      Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each HLS Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, an HLS Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.



      Investment in debt obligations that are at risk of or in default presents special tax issues for any HLS Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the HLS Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any HLS Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.



      Limitations imposed by the Code on regulated investment companies like the HLS Funds may restrict an HLS Fund's ability to enter into futures, options, and forward transactions.



      Certain options, futures and forward foreign currency transactions undertaken by an HLS Fund may cause the HLS Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the HLS Fund. Also, certain of an HLS Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the HLS Fund's taxable income. Certain of the applicable tax rules may be modified if an HLS Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of an HLS Fund's distributions to shareholders. The HLS Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.



      The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of an HLS Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the HLS Funds in their particular circumstances.



      STATE AND LOCAL Each HLS Fund may be subject to state or local taxes in jurisdictions in which such HLS Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such HLS Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such HLS Fund may have different tax consequences for shareholders than would direct investment in such HLS Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.


                                    CUSTODIAN

      Portfolio securities of each HLS Fund are held pursuant to Custodian Agreements between each HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             TRANSFER AGENT SERVICES


      Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The Transfer Agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

      Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Fund's Distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

      The audited financial statements and financial statement highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

      The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the HLS Funds at any time, or to grant the use of such name to any other company.



      The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.


      In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS


      Each HLS Fund's audited financial statements as of and for the year ended December 31, 1999, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the HLS Funds' annual report as filed with the Securities and Exchange Commission are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

      The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

      Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.
part-

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.       Articles of Incorporation(1)
         b.       By-Laws(1)
         c.       Not Applicable
         d.(i)    Form of Investment Management Agreement(1)
         d.(ii)   Form of Amendment Number 1 to Investment
                  Management Agreement(2)
         d.(iii)  Form of Amendment Number 2 to Investment
                  Management Agreement
         d.(iv)   Form of Amendment Number 3 to Investment
                  Management Agreement
         d.(v)    Form of Investment Sub-Advisory Agreement with
                  Wellington Management Company, LLP(1)
         d.(vi)   Form of Amendment Number 1 to Investment
                  Sub-Advisory Agreement with Wellington Management
                  Company, LLP(2)
         d.(vii)  Form of Amendment Number 2 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP
         e.(i)    Form of Principal Underwriting Agreement(1)
         e.(ii)   Form of Amendment Number 1 to Principal Underwriting
                  Agreement(2)
         e.(iii)  Form of Amendment Number 2 to Principal Underwriting
                  Agreement
         f.       Not Applicable
         g.(i)    Form of Custodian Agreement(1)
         g.(ii)   Form of Amendment Number 1 to Custodian Agreement(2)
         g.(iii)  Form of Amendment Number 2 to Custodian Agreement(3)
         g.(iv)   Form of Letter Amendment to Custodian Agreement
         h.(i)    Share Purchase Agreement(1)
         h.(ii)   Form of Amendment Number 1 to Share Purchase
                  Agreement - Hartford Life Insurance Company and
                  Hartford Life and Annuity Insurance Company(2)
         h.(iii)  Form of Amendment Number 2 to Share Purchase
                  Agreement - Hartford Life Insurance Company and
                  Hartford Life and Annuity Insurance Company(3)
         h.(iv)   Form of Amendment Number 3 to Share Purchase
                  Agreement - Hartford Life Insurance Company and
                  Hartford Life and Annuity Insurance Company
         h.(v)    Administrative Services Agreement(6)
         h.(vi)   Amended and Restated Administrative Services
                  Agreement(6)
-------------------------
(1) Previously filed with Initial Registration Statement filed on February 2, 1998.

(2) Previously filed with Post-Effective Amendment #1 filed on July 10, 1998.

(3) Previously filed with Post-Effective Amendment #2 filed on July 16, 1998.

(4) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 of the Investment Company Act of 1940.

(5) Incorporated by reference to Registrant's amended Form NSAR-B filed on April 12, 1999.

(6) Previously filed with Post-Effective Amendment #4 filed on April 23, 1999.

(7) To be provided by amendment.

         h.(vii)  Form of Amendment Number 1 to Amended and Restated
                  Administrative Services Agreement
         i.       Opinion and Consent of Counsel(7)
         j.       Consent of Independent Public Accountants(6)
         k.       1998 Annual Report to Shareholders' Financial
                  Statements(4)
         l.       Not Applicable
         m.(i)    Form of Rule 12b-1 Distribution Plan(1)
         m.(ii)   Form of Amendment Number 1 to Rule 12b-1 Plan(2)
         m.(iii)  Form of Amendment Number 2 to Rule 12b-1 Plan
         n.       Financial Data Schedules(5)
         o.(i)    Form of Multi-Class Plan Pursuant to Rule 18f-3(1)
         o.(ii)   Form of Amendment Number 1 to Multi-Class Plan
                  Pursuant to Rule 18f-3(2)
         o.(iii)  Form of Amendment Number 2 to Multi-Class Plan
                  Pursuant to Rule 18f-3(3)
         o.(iv)   Form of Amendment Number 3 to Multi-Class Plan
                  Pursuant to Rule 18f-3
         p.       Powers of Attorney

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Inapplicable

Item 25. INDEMNIFICATION

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

                  (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.


                        Position with HL
Name                    Investment Advisors, LLC                 Other Business
----                    ------------------------                 --------------
Lowndes A. Smith        Manager, President and                   President and Chief Executive Officer of
                        Chief Executive Officer                  Hartford Life, Inc. ("H. L. Inc.")
Thomas M. Marra         Manager and Executive Vice President     Executive Vice President of H. L. Inc.
David Znamierowski      Manager and Senior Vice President        Chief Investment Officer of H. L. Inc.
Peter W. Cummins        Manager and Senior Vice President        Senior Vice President of H. L. Inc.
Andrew W. Kohnke        Manager and Senior Vice President        Managing Director of Hartford Investment
                                                                 Management Company ("HIMCO")1
Lynda Godkin            Senior Vice President,                   General Counsel of H. L. Inc.
                        General Counsel and Secretary
David Foy               Senior Vice President and                Chief Financial Officer of H. L. Inc.
                        Treasurer
George R. Jay           Controller                               Assistant Vice President of H. L. Inc.

--------------------
(1) The principal business address for HIMCO is 55 Farmington Avenue, Hartford,
CT 06105.


David A. Carlson        Vice President and Director              Vice President and Director of Taxes of
                        of Taxes                                 H. L. Inc.
Mark E. Hunt            Vice President                           Vice President of Hartford Life Insurance
                                                                 Company ("HLIC")(2)
Thomas A. Klee          Assistant Corporate Secretary            Counsel of HLIC
Kevin J. Carr           Assistant Secretary and                  Assistant General Counsel of The Hartford
                        Counsel                                  Financial Services Group, Inc.(3) ("The
                                                                 Hartford");
Dawn M. Cormier         Assistant Secretary                      Assistant Secretary HLIC
Diane E. Tatelman       Assistant Secretary                      Assistant Secretary HLIC



Item 27. PRINCIPAL UNDERWRITERS

         Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

     Hartford Life Insurance Company          DC Variable Account I
                                              Separate Account Two (DC Variable
                                              Account II)
                                              Separate Account Two (Variable
                                              Account "A")
                                              Separate Account Two (QP Variable
                                              Account)
                                              Separate Account Two (NQ Variable
                                              Account)
                                              Putnam Capital Manager Trust
                                              Separate Account
                                              Separate Account One
                                              Separate Account Two
                                              Separate Account Three
                                              Separate Account Five
     Hartford Life and Annuity Insurance
        Company                               Separate Account One
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Six
                                              Putnam Capital Manager Trust
                                              Separate Account Two

     American Maturity Life Insurance
        Company                               Separate Account American Maturity
                                              Life Variable Annuity

The Directors and principal officers of HSD and their position with the Registrant are as follows:

-----------------------------
(2) The principal business address for Hartford Life is 200 Hopmeadow Street, Simsbury, CT 06070.
(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

  NAME AND PRINCIPAL                                                                    POSITION AND OFFICES
  BUSINESS ADDRESS*                   POSITIONS AND OFFICES WITH UNDERWRITER              WITH REGISTRANT
David A. Carlson                      Vice President                                    None
Peter Cummins                         Senior Vice President                             Vice President
David T. Foy                          Treasurer                                         None
Lynda Godkin                          Senior Vice President, General Counsel and        None
                                      Corporate Secretary
George Jay                            Controller & Financial Principal                  Controller & Treasurer
Robert A. Kerzner                     Executive Vice President                          None
Thomas A. Klee                        Assistant Corporate Secretary                     None
Stephen T. Joyce                      Assistant Secretary                               None
Glen J. Kvadus                        Assistant Secretary                               None
Thomas M. Marra                       Executive Vice President                          Vice President
Paul Eugene Olson                     Supervisory Registered Principal                  None
Edward M. Ryan, Jr.                   Assistant. Secretary                              None
Lowndes A. Smith                      President and Chief Executive Officer             Chairman

*        Principal business address is P.O. Box 2999, Hartford, CT 06104-2999

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         Hartford Life Insurance Company
         P.O. Box 2999
         Hartford, CT 06104-2999


         AND

         State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA 02110

Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         The Registrant undertakes to furnish to each person to whom a prospectus has been delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of January, 2000.


                                      HARTFORD SERIES FUND, INC.


                                      By:            *
                                         -----------------------------------
                                            David M. Znamierowski
                                            Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                               DATE
            *
-------------------------
David M. Znamierowski                       President                           January 27, 2000
                                            (Chief Executive Officer
                                            & Director)

            *
-------------------------
George R. Jay                               Controller & Treasurer              January 27, 2000
                                            (Chief Accounting Officer &
                                            Chief Financial Officer)

            *
-------------------------
Robert J. Clark                             Director                            January 27, 2000



            *
-------------------------
Winifred E. Coleman                         Director                            January 27, 2000



            *
-------------------------
William A. O'Neill                          Director                            January 27, 2000






            *
-------------------------
Millard H. Pryor, Jr.                       Director                            January 27, 2000



            *
-------------------------
Lowndes A. Smith                            Director                            January 27, 2000



            *
-------------------------
John K. Springer                            Director                            January 27, 2000



    /s/ Kevin J. Carr                                                           January 27, 2000
-------------------------
* By Kevin J. Carr
     Attorney-in-fact


                                  EXHIBIT INDEX


EXHIBIT NO.

d.(iii)        Form of Amendment Number 2 to Investment Management Agreement

d.(vi) Form of Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP

e.(iii)        Form of Amendment Number 2 to Principal Underwriting Agreement

g.(iv)         Form of Letter Amendment to Custodian Agreement

h.(iv) Form of Amendment Number 3 to Share Purchase Agreement - Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company

h.(vii) Form of Amendment Number 1 to Amended and Restated Administrative Services Agreement

m.(iii)        Form of Amendment Number 2 to Rule 12b-1 Plan for Class IB Shares

o.(iv)         Form of Amendment Number 3 to Multi-Class Plan Pursuant to Rule
               18f-3

p.             Powers of Attorney